UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 10/31/2010

Item 1	–	Report to Stockholders

October 31, 2010

Annual Report

BlackRock Liquidity Funds

•	Federal Trust Fund

•	FedFund

•	TempCash

•	TempFund

•	T-Fund

•	Treasury Trust Fund

•	MuniCash

•	MuniFund

•	California Money Fund

•	New York Money Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns – and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and 12-month basis. In the United States, both large and small cap equities posted robust gains for the 12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of October 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	0.74%	16.52%
US small cap equities (Russell 2000 Index)	(1.24)	26.58
International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of October 31, 2010

Federal Trust Fund

Portfolio Composition		Percent of Net Assets
U.S. Government Sponsored Agency Obligations		75%
U.S. Treasury Obligations		25

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.04%
Dollar	0.00%	0.04%
Cash Management	0.00%	0.04%
Administration	0.00%	0.04%

FedFund

Portfolio Composition		Percent of Net Assets
U.S. Government Sponsored Agency Obligations		53%
Repurchase Agreements		47

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.06%	0.09%
Dollar	0.00%	0.03%
Cash Management	0.00%	0.03%
Cash Reserve	0.00%	0.03%
Administration	0.00%	0.03%
Select	0.00%	0.03%
Private Client	0.00%	0.03%
Premier	0.00%	0.03%

TempCash

Portfolio Composition		Percent of Net Assets
Certificates of Deposit		32%
Commercial Paper		25
U.S. Government Sponsored Agency Obligations		13
U.S. Treasury Obligations		10
Municipal Bonds		8
Repurchase Agreements		5
Time Deposits		5
Corporate Notes		3
Master Notes		1
Liabilities in Excess of Other Assets		(2)

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.22%	0.24%
Dollar	0.00%	0.02%
Administration	0.12%	0.14%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Fund Information (continued) as October 31, 2010

TempFund

Portfolio Composition		Percent of Net Assets
Certificates of Deposit		49%
U.S. Government Sponsored Agency Obligations		14
Commercial Paper		11
U.S. Treasury Obligations		9
Repurchase Agreements		8
Municipal Bonds		4
Corporate Notes		2
Time Deposits		2
Master Notes		1

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.21%	0.21%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.11%	0.11%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

T-Fund

Portfolio Composition		Percent of Net Assets
Repurchase Agreements		58%
U.S. Treasury Obligations		42

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.03%
Dollar	0.00%	0.02%
Cash Management	0.00%	0.02%
Administration	0.00%	0.02%
Select	0.00%	0.02%
Premier	0.00%	0.02%

Treasury Trust Fund

Portfolio Composition		Percent of Net Assets
U.S. Treasury Obligations		100%

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.02%
Dollar	0.00%	0.02%
Cash Management	0.00%	0.02%
Administration	0.00%	0.02%

MuniCash

Portfolio Composition		Percent of Net Assets
Variable Rate Demand Notes		77%
Municipal Bonds		16
Commercial Paper		4
Municipal Put Bonds		1
Other Assets Less Liabilities		2

Total		100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.18%	0.18%
Dollar	0.00%	0.00%
Cash Reserve	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	5

Fund Information (concluded) as of October 31, 2010

MuniFund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	16
Commercial Paper	7
Municipal Put Bonds	2

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.15%	0.15%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.05%	0.05%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

California Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	67%
Municipal Bonds	21
Commercial Paper	9
Municipal Put Bonds	3

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.22%	0.22%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.12%	0.12%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

New York Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Municipal Bonds	10
Commercial Paper	5
Municipal Put Bonds	1

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.11%	0.11%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2010 and held through October 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.20	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.10	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Cash Management	$1,000.00	$1,000.00	$1.22	$1,000.00	$1,023.99	$1.23	0.24%
Administration	$1,000.00	$1,000.10	$1.11	$1,000.00	$1,024.10	$1.12	0.22%

FedFund
Institutional	$1,000.00	$1,000.40	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Cash Management	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Cash Reserve	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Administration	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Select	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Private Client	$1,000.00	$1,000.00	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Premier	$1,000.00	$1,000.00	$1.36	$1,000.00	$1,023.84	$1.38	0.27%

TempCash
Institutional	$1,000.00	$1,001.10	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.00	$2.02	$1,000.00	$1,023.19	$2.04	0.40%
Administration	$1,000.00	$1,000.60	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
TempFund
Institutional	$1,000.00	$1,001.00	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Cash Management	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Cash Reserve	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Administration	$1,000.00	$1,000.50	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Select	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Private Client	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Premier	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	7

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Cash Management	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Administration	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Select	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Premier	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Cash Management	$1,000.00	$1,000.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Administration	$1,000.00	$1,000.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%

MuniCash
Institutional	$1,000.00	$1,000.90	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Cash Reserve	$1,000.00	$1,000.00	$2.03	$1,000.00	$1,023.18	$2.05	0.40%
MuniFund
Institutional	$1,000.00	$1,000.70	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Cash Management	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Administration	$1,000.00	$1,000.20	$1.51	$1,000.00	$1,023.69	$1.53	0.30%
Select	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Private Client	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Premier	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%

California Money Fund
Institutional	$1,000.00	$1,000.90	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Cash Management	$1,000.00	$1,000.00	$2.52	$1,000.00	$1,022.68	$2.55	0.50%
Administration	$1,000.00	$1,000.40	$1.51	$1,000.00	$1,023.69	$1.53	0.30%
Select	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Private Client	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Premier	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%

New York Money Fund
Institutional	$1,000.00	$1,000.60	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Cash Management	$1,000.00	$1,000.00	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Administration	$1,000.00	$1,000.10	$1.46	$1,000.00	$1,023.74	$1.48	0.29%
Select	$1,000.00	$1,000.00	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Private Client	$1,000.00	$1,000.00	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Premier	$1,000.00	$1,000.00	$1.76	$1,000.00	$1,023.44	$1.79	0.35%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
3.50%, 1/18/11	$4,000	$4,028,054
Federal Farm Credit Bank Discount Notes:(a)
0.19%, 11/30/10	10,000	9,998,470
0.25%, 2/04/11	10,000	9,993,403
0.23%, 8/10/11	4,000	3,992,793
Federal Farm Credit Bank Variable Rate Notes:(b)
0.50%, 1/20/11	12,000	12,007,817
0.60%, 4/27/11	5,000	5,000,000
0.24%, 11/02/11	6,000	6,000,068
0.23%, 12/16/11	10,000	9,998,876
0.28%, 5/14/12	5,000	5,001,584
Federal Home Loan Bank Bonds:
0.28%, 11/10/10	5,000	4,999,905
0.30%, 11/26/10	5,000	4,999,842
Federal Home Loan Bank Discount Notes:(a)
0.16%, 11/03/10	10,000	9,999,911
0.19%, 11/08/10	7,500	7,499,723
0.15%, 11/09/10	9,159	9,158,695
0.16%, 11/09/10	4,548	4,547,838
0.15%, 11/12/10	1,793	1,792,918
0.18%, 11/12/10	13,276	13,275,290
0.17%, 11/17/10	6,272	6,271,540
0.25%, 11/19/10	157	156,980
0.15%, 11/22/10	3,378	3,377,704
0.17%, 11/26/10	699	698,918
0.25%, 12/15/10	507	506,845
0.18%, 1/07/11	3,193	3,191,930
0.19%, 1/12/11	1,152	1,151,562
0.25%, 1/12/11	12,633	12,626,684
0.18%, 1/14/11	7,000	6,997,410
0.18%, 1/19/11	1,005	1,004,603
0.20%, 1/31/11	993	992,498
0.18%, 2/04/11	2,700	2,698,718
0.21%, 2/14/11	3,250	3,248,009
0.20%, 4/13/11	8,427	8,419,369
Federal Home Loan Bank Variable Rate Notes,
0.19%, 11/26/10(b)	8,330	8,330,000

Total U.S. Government Sponsored Agency Obligations — 75.5%		181,967,957

U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.14%, 11/04/10	536	535,994
0.15%, 11/18/10	3,050	3,049,784
0.16%, 11/26/10	7,596	7,595,156
0.15%, 12/02/10	25,000	24,996,889
0.14%, 1/13/11	2,919	2,918,201
0.17%, 2/10/11	9,980	9,975,254
U.S. Treasury Notes,
0.88%, 1/31/11	10,000	10,017,209

Total U.S. Treasury Obligations — 24.5%		59,088,487

Total Investments (Cost $241,056,444*) — 100.0%		241,056,444
Other Assets Less Liabilities — 0.0%		30,682

Net Assets — 100.0%		$241,087,126

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$241,056,444	—	$241,056,444

1	See above Schedule of Investments for values in each security type.

Fund Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
	BAN	Bond Anticipation Notes	PSF	Permanent School Fund
	BHAC-CR	Berkshire Hathaway Assurance Corp.-Custodial Receipts	PUTTERS	Puttable Tax-Exempt Receipts
	CalPERS	California Public Employees’ Retirement System	Q-SBLF	Qualified School Board Loan Fund
	CalSTRS	California State Teachers’ Retirement System	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
			VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	9

Schedule of Investments October 31, 2010	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Mortgage-Backed Securities,
0.23%, 2/01/11(a)	$201,275	$201,156,695
Fannie Mae Discount Notes:(a)
0.30%, 11/15/10	115,000	114,986,583
0.27%, 1/05/11	260,000	259,873,250
0.20%, 1/12/11	97,361	97,322,056
0.20%, 1/18/11	70,000	69,969,667
0.26%, 1/18/11	210,000	209,881,700
0.30%, 1/18/11	150,000	149,902,500
0.24%, 1/19/11	100,000	99,947,333
0.30%, 1/21/11	200,000	199,865,000
0.25%, 1/26/11	291,700	291,528,833
0.18%, 2/14/11	88,500	88,453,538
0.18%, 2/15/11	475,000	474,748,250
0.18%, 2/16/11	125,000	124,933,125
0.18%, 2/17/11	85,000	84,954,100
0.23%, 3/01/11	165,000	164,873,500
0.25%, 4/11/11	65,000	64,927,326
0.51%, 4/25/11	70,000	69,826,458
0.50%, 4/26/11	100,000	99,755,556
0.51%, 5/02/11	42,000	41,891,710
0.50%, 6/03/11	80,000	79,762,222
0.42%, 7/11/11	75,000	74,779,500
0.42%, 7/12/11	75,000	74,778,625
Fannie Mae Variable Rate Notes,
0.28%, 8/23/12(b)	57,800	57,768,336
Federal Farm Credit Bank Discount Notes:(a)
0.25%, 2/04/11	15,000	14,990,104
0.23%, 8/10/11	58,000	57,895,503
0.25%, 10/12/11	35,000	34,916,146
Federal Farm Credit Bank Variable Rate Notes:(b)
0.50%, 1/20/11	53,000	53,034,525
0.60%, 4/27/11	95,500	95,500,000
0.40%, 5/05/11	145,000	144,992,898
Federal Home Loan Bank Bonds:
0.28%, 11/10/10	245,000	244,995,348
0.30%, 11/26/10	52,000	51,998,358
0.42%, 2/01/11	78,000	78,037,056
0.30%, 11/16/11	130,000	129,980,012
Federal Home Loan Bank Discount Notes:(a)
0.16%, 11/03/10	2,788	2,787,975
0.17%, 11/05/10	1,497	1,496,972
0.15%, 11/09/10	3,629	3,628,879
0.18%, 11/12/10	2,724	2,723,854
0.15%, 11/22/10	2,622	2,621,770
0.18%, 1/07/11	4,807	4,805,390
0.19%, 1/12/11	2,256	2,255,143
0.25%, 1/12/11	2,367	2,365,816
0.18%, 1/14/11	50,000	49,981,500
0.18%, 1/19/11	995	994,607
0.39%, 2/16/11	71,000	70,917,699
0.22%, 2/23/11	80,000	79,944,267
0.20%, 4/13/11	4,073	4,069,312
Federal Home Loan Bank Variable Rate Notes:(b)
0.69%, 11/08/10	230,000	229,999,556
0.19%, 11/26/10	90,000	90,000,000
0.16%, 7/20/11	70,000	69,984,718
0.16%, 7/28/11	155,000	154,959,321
0.23%, 1/23/12	83,000	82,974,269
Freddie Mac Discount Notes:(a)
0.39%, 1/10/11	14,000	13,989,520
0.20%, 1/19/11	70,000	69,970,046
0.22%, 2/22/11	30,000	29,979,283
0.29%, 3/08/11	207,397	207,186,233
0.25%, 5/17/11	125,000	124,828,993
0.21%, 4/04/11	150,000	149,868,458
0.21%, 4/06/11	88,100	88,019,829
Freddie Mac Variable Rate Notes:(b)
0.27%, 12/30/10	218,000	218,020,812
0.33%, 2/14/11	530,000	529,983,652
0.35%, 4/01/11	276,100	276,211,181
0.21%, 12/29/11	250,000	249,853,687
0.35%, 1/09/12	100,000	99,951,822
0.18%, 1/11/12	50,000	49,952,663
0.22%, 2/16/12	218,000	217,875,159
0.24%, 5/11/12	125,000	124,904,661

Total U.S. Government Sponsored Agency Obligations — 53.1%		7,409,332,860

Repurchase Agreements
Banc of America Securities LLC,
0.21%, 11/01/10	125,000	125,000,000
(Purchased on 10/29/10 to be repurchased at $125,002,188, collateralized by U.S. Treasury Note, 3.13% due at 10/31/16, par and fair value of $115,762,500 and $127,500,026, respectively)
Banc of America Securities LLC,
0.23%, 11/01/10	200,000	200,000,000

(Purchased on 10/29/10 to be repurchased at $200,003,833, collateralized by various U.S. government sponsored agency obligations, 4.50% to 5.00% due from 7/01/40 to 10/01/40, aggregate par and fair value of $198,796,936 and $206,000,001, respectively)

Barclays Capital, Inc.,
0.22%, 11/01/10	350,000	350,000,000
(Purchased on 10/29/10 to be repurchased at $350,006,417, collateralized by U.S. Treasury Note, 3.50% due at 5/15/20, par and fair value of $327,540,100 and $357,000,089, respectively)
Citigroup Global Markets, Inc.,
0.24%, 11/01/10	450,000	450,000,000

(Purchased on 10/29/10 to be repurchased at $450,009,000, collateralized by various U.S. Treasury obligations, 2.38% to 6.50% due from 2/01/18 to 10/01/40, aggregate par and fair value of $934,140,415 and $463,139,406, respectively)

Credit Suisse Securities (USA) LLC,
0.21%, 11/01/10	168,504	168,504,000
(Purchased on 10/29/10 to be repurchased at $168,506,949, collateralized by U.S. Treasury Note, 1.75% due at 8/15/12, par and fair value of $167,070,000 and $171,876,021, respectively)
Credit Suisse Securities (USA) LLC,
0.22%, 11/01/10	100,000	100,000,000

(Purchased on 10/29/10 to be repurchased at $100,001,833, collateralized by various U.S. government sponsored agency obligations, 0.50% to 1.00% due from 10/30/12 to 9/13/13, aggregate par and fair value of $101,225,000 and $102,004,295, respectively)

See Notes to Financial Statements.

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.23%, 11/01/10	$200,000	$200,000,000

(Purchased on 10/29/10 to be repurchased at $200,003,833, collateralized by various U.S. government sponsored agency obligations, 3.02% to 7.00% due from 1/01/23 to 10/01/40, aggregate par and fair value of $289,552,183 and $206,000,000, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/01/10	335,000	335,000,000

(Purchased on 10/29/10 to be repurchased at $335,006,421, collateralized by various U.S. government sponsored agency obligations, 3.02% to 7.00% due from 1/01/23 to 10/01/40, aggregate par and fair value of $484,999,906 and $345,050,000, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/01/10	348,737	348,737,000

(Purchased on 10/29/10 to be repurchased at $348,743,684, collateralized by various U.S. government sponsored agency obligations, 3.02% to 7.00% due from 1/01/23 to 10/01/40, aggregate par and fair value of $504,887,798 and $359,199,110, respectively)

Deutsche Bank Securities Inc.,
0.23%, 2/07/11	600,000	600,000,000

(Purchased on 10/08/10 to be repurchased at $600,467,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 9/01/33 to 12/16/52, aggregate par and fair value of $1,932,999,382 and $629,920,593, respectively)

Deutsche Bank Securities Inc.,
0.24%, 2/17/11	450,000	450,000,000

(Purchased on 10/20/10 to be repurchased at $450,360,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 8/15/14 to 10/15/40, aggregate par and fair value of $872,261,813 and $473,530,556, respectively)

Goldman Sachs & Co.,
0.23%, 11/01/10	300,000	300,000,000

(Purchased on 10/29/10 to be repurchased at $300,005,750, collateralized by various U.S. government sponsored agency obligations, 2.36% to 7.00% due from 6/01/16 to 11/01/40, aggregate par and fair value of $707,315,106 and $309,000,000, respectively)

HSBC Securities (USA) Inc.,
0.21%, 11/01/10	255,000	255,000,000

(Purchased on 10/29/10 to be repurchased at $255,004,463, collateralized by various U.S. Treasury obligations, 0.88% to 3.50% due from 1/31/12 to 2/15/39, aggregate par and fair value of $277,024,000 and $260,104,889, respectively)

JPMorgan Securities Inc.,
0.20%, 11/01/10	300,400	300,400,000
(Purchased on 10/29/10 to be repurchased at $300,405,007, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/20, par and fair value of $404,915,000 and $306,411,312, respectively)
Morgan Stanley & Co.,
0.21%, 11/01/10	200,000	200,000,000
(Purchased on 10/29/10 to be repurchased at $200,003,500, collateralized by U.S. Treasury obligation, 2.00% due at 7/15/14, par and fair value of $160,328,200 and $204,000,002, respectively)
Morgan Stanley & Co.,
0.22%, 1/20/11	365,000	365,000,000

(Purchased on 10/21/10 to be repurchased at $365,202,981, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.50% due from 8/01/20 to 10/01/40, aggregate par and fair value of $538,183,203 and $375,950,001, respectively)

Morgan Stanley & Co.,
0.22%, 1/24/11	365,000	365,000,000

(Purchased on 10/25/10 to be repurchased at $365,202,981, collateralized by various U.S. government sponsored agency obligations, 3.50% to 7.50% due from 3/01/23 to 10/01/40, aggregate par and fair value of $620,551,652 and $375,950,001, respectively)

PNC Bank N.A.,
0.23%, 11/01/10(c)	32,400	32,400,000

(Purchased on 10/29/10 to be repurchased at $32,400,621, collateralized by U.S. government sponsored agency obligation, 2.75% due at 4/29/14, par and fair value of $110,000,000 and $111,343,100, respectively)

RBS Securities Inc.,
0.24%, 11/01/10	400,000	400,000,000

(Purchased on 10/29/10 to be repurchased at $400,008,000, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.00% due from 3/01/13 to 11/01/40, aggregate par and fair value of $802,065,217 and $412,001,020, respectively)

RBS Securities Inc.,
0.24%, 1/06/11	800,000	800,000,000

(Purchased on 10/06/10 to be repurchased at $800,490,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.50% due from 9/01/24 to 3/01/44, aggregate par and fair value of $1,287,667,402 and $824,000,650, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	11

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
0.23%, 11/01/10	$195,000	$195,000,000

(Purchased on 10/29/10 to be repurchased at $195,003,738, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.50% due from 1/25/18 to 4/25/40, aggregate par and fair value of $250,873,263 and $208,649,993, respectively)

Total Repurchase Agreements — 46.9%		6,540,041,000

Total Investments (Cost $13,949,373,860*) — 100.0%		13,949,373,860
Liabilities in Excess of Other Assets — (0.0)%		(851,504)

Net Assets — 100.0%		$13,948,522,356

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at October 31, 2010	Income
PNC Bank N.A.	—	$32,400,000	$32,400,000	$48,413

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$13,949,373,860	—	$13,949,373,860

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 0.6%
Credit Industriel et Commercial, New York:
0.51%, 2/09/11	$27,000	$27,000,000
0.54%, 3/04/11	25,000	25,000,000

		52,000,000

Yankee — 31.0%(a)
Abbey National Treasury Services Plc, Connecticut,
0.28%, 11/17/10(b)	65,000	65,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.35%, 12/13/10(b)	28,500	28,500,000
Banco Santander, New York,
0.85%, 11/03/10	65,900	65,900,000
Bank of Montreal, Chicago:
0.31%, 8/29/11(b)	40,500	40,500,000
0.36%, 11/23/11(b)	25,000	24,997,317
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.29%, 12/10/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.50%, 11/18/10	50,000	50,000,000
0.42%, 2/18/11	75,000	75,000,000
0.40%, 3/04/11	50,000	50,000,000
BNP Paribas S.A., New York:
0.60%, 11/01/10	100,000	100,000,000
0.42%, 11/03/10	100,000	100,000,000
0.34%, 12/01/10	75,000	75,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	25,000	25,000,000
Credit Agricole CIB, New York:
0.40%, 2/08/11	100,000	100,000,000
0.32%, 2/14/11	50,000	50,000,000
Credit Suisse, New York,
0.25%, 1/20/11	100,000	100,000,000
Deutsche Bank A.G., New York,
0.28%, 2/18/11	50,000	50,000,000
Dexia Credit Local S.A., New York - GTD,
1.69%, 11/17/10(c)	121,000	121,000,000
KBC BANK N.V., New York:
0.65%, 11/16/10	75,000	75,000,000
0.48%, 1/28/11	100,000	100,000,000
Lloyds TSB Bank Plc, New York:
0.38%, 11/10/10	100,000	100,000,000
0.62%, 2/11/11	65,000	65,000,000
0.55%, 2/18/11	50,000	50,000,000
Nordea Bank Finland Plc, New York,
0.26%, 1/10/11	27,800	27,799,999
Rabobank Nederland N.V., New York:
0.26%, 1/10/11(b)	38,000	38,000,000
0.26%, 1/13/11(b)	100,000	100,000,000
0.57%, 1/18/11	20,000	20,000,000
0.35%, 9/15/11(b)	52,000	52,000,000
Royal Bank of Canada, New York,
0.37%, 10/14/11(b)	60,000	60,000,000
Royal Bank of Scotland Plc, Connecticut:
0.61%, 2/17/11	75,000	75,000,000
0.49%, 4/14/11	100,000	100,000,000
0.49%, 4/18/11	50,000	50,000,000
0.49%, 4/19/11	53,000	53,000,000
Societe Generale, New York:
0.55%, 2/03/11(b)	25,000	25,000,000
0.41%, 4/21/11(b)	75,000	75,000,000
Svenska Handelsbanken, New York,
0.31%, 3/28/11	75,000	75,001,529
Toronto Dominion Bank, New York:
0.26%, 11/05/10(b)	60,000	60,000,000
0.25%, 1/14/11	27,600	27,600,000
0.26%, 2/04/11(b)	21,000	21,000,000
UBS A.G., Stamford,
0.59%, 11/18/10	100,000	100,000,000
Unicredit SpA, New York:
0.53%, 11/10/10	50,000	50,000,000
0.68%, 11/10/10	75,000	75,000,000

		2,645,298,845

Total Certificates of Deposit — 31.6%		2,697,298,845

Commercial Paper
Antalis US Funding Corp.:
0.44%, 11/15/10(d)	23,000	22,996,064
0.33%, 1/10/11(d)	50,000	49,967,917
Argento Variable Funding Co. LLC:
0.40%, 11/01/10(d)	40,000	40,000,000
0.32%, 1/19/11(d)	50,000	49,964,889
0.37%, 2/23/11(d)	50,000	49,941,417
Atlantic Asset Securitization Corp.:
0.28%, 1/14/11(d)	75,000	74,956,833
0.29%, 1/20/11(d)	69,000	68,955,533
Cancara Asset Securitisation LLC,
0.46%, 4/28/11(d)	100,000	99,772,556
CIESCO LLC,
0.32%, 2/08/11(d)	100,000	99,912,000
Commonwealth Bank of Australia,
0.34%, 10/06/11(b)	50,000	49,995,185
Danske Corp.,
0.30%, 11/15/10(d)	70,000	69,991,833
Falcon Asset Securitization Co. LLC:
0.30%, 11/10/10(d)	70,000	69,994,750
0.33%, 2/14/11(d)	45,000	44,956,687
ING US Funding LLC,
0.43%, 4/05/11(d)	50,000	49,907,431
JPMorgan Chase & Co.:
0.25%, 12/21/10(d)	100,000	99,965,278
0.25%, 2/11/11(d)	50,000	49,964,583
0.25%, 2/22/11(d)	100,000	99,921,528
Jupiter Securitization Co. LLC,
0.27%, 1/20/11(d)	23,550	23,535,870
KBC Financial Products International Ltd.,
0.50%, 11/15/10(d)	44,600	44,591,328
Metlife Short Term Funding LLC,
0.31%, 1/25/11(d)	50,000	49,963,403
Mont Blanc Capital Corp.,
0.30%, 1/10/11(d)	50,000	49,970,833
Nieuw Amsterdam Receivables Corp.,
0.30%, 1/21/11(d)	50,000	49,966,250
NRW.Bank:
0.42%, 2/18/11(d)	100,000	99,872,833
0.40%, 3/03/11(d)	25,000	24,966,111
Old Line Funding LLC,
0.58%, 1/20/11(d)	50,000	49,935,556
Romulus Funding Corp.,
0.33%, 12/02/10(d)	50,000	49,985,792
Royal Park Investments Funding Corp.,
0.30%, 1/18/11(d)	40,000	39,974,000
Solitaire Funding LLC,
0.30%, 11/22/10(d)	50,000	49,991,250
Straight-A Funding LLC,
0.26%, 1/18/11(d)	50,000	49,971,833
Thames Asset Global Securitization Corp.:
0.25%, 11/15/10(d)	107,106	107,095,587
0.29%, 1/07/11(d)	50,000	49,973,014
Unicredito Italiano Bank, Ireland,
0.60%, 11/09/10(d)	96,500	96,487,133
Variable Funding Capital Co. LLC,
0.28%, 1/26/11(d)	56,699	56,661,075
Westpac Trust Securities, New Zealand,
0.38%, 11/05/10(b)(e)	72,500	72,500,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	13

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Windmill Funding Corp.,
0.40%, 3/04/11(d)	$40,000	$39,945,333

Total Commercial Paper — 24.6%		2,096,551,685

Corporate Notes
Commonwealth Bank of Australia,
0.28%, 11/22/10(b)(e)	45,000	45,000,000
Eksportfinans A/S,
0.32%, 11/09/10(b)	45,000	45,000,000
KBC Bank N.V., New York,
1.62%, 12/01/10(c)	61,090	61,090,000
Rabobank Nederland N.V.,
1.79%, 1/07/11(c)(e)	96,800	96,800,000

Total Corporate Notes — 2.9%		247,890,000

Master Notes — 1.1%
Banc of America Securities LLC,
0.37%, 11/01/10(c)	90,000	90,000,000

Municipal Bonds(c)
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 11/07/10	28,450	28,450,000
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 11/07/10	60,245	60,245,000
Indiana Health Facilities Financing Authority Hospital RB (Clarion Health Project) Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.55%, 11/07/10	42,360	42,360,000
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.28%, 11/07/10	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (FSA, Dexia Credit Local SBPA),
0.35%, 11/07/10	60,850	60,850,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA),
0.29%, 11/07/10	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank LOC),
0.30%, 11/07/10	13,685	13,685,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.29%, 11/07/10	123,000	123,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA),
0.28%, 11/07/10	50,000	50,000,000
New York City GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA),
0.33%, 11/07/10	35,350	35,350,000
New York City GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA),
0.32%, 11/07/10	16,850	16,850,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Credit Support, Fannie Mae Liquidity Facility),
0.28%, 11/07/10	33,530	33,530,000
Oklahoma Turnpike Authority RB Series 2006C VRDN (Bank of America N.A. SBPA),
0.26%, 11/07/10	46,400	46,400,000
Orlando & Orange County Expressway Authority RB Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 11/07/10	51,910	51,910,000

Total Municipal Bonds — 7.5%		639,630,000

Closed-End Investment Companies
California — 0.1%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(c)(e)	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(c)(e)	5,000	5,000,000

		10,000,000

New York — 0.2%
Nuveen New York Investment Quality Municipal Fund Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.55%, 11/07/10(c)(e)	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.55%, 11/07/10(c)(e)	8,200	8,200,000

		16,900,000

Total Closed-End Investment Companies — 0.3%		26,900,000

Time Deposits
Citibank N.A.,
0.20%, 11/01/10	150,000	150,000,000
Societe Generale,
0.22%, 11/01/10	291,000	291,000,000

Total Time Deposits — 5.2%		441,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.17%, 12/14/10	100,000	99,979,695
0.30%, 1/21/11	50,000	49,966,250
Fannie Mae Variable Rate Notes:(b)
0.25%, 7/26/12	58,000	57,979,910
0.28%, 8/23/12	50,000	49,972,520
0.29%, 9/17/12	75,000	74,971,495
Federal Home Loan Bank Discount Notes:(d)
0.18%, 11/24/10	150,763	150,745,662
0.18%, 12/27/10	100,000	99,972,000
Freddie Mac Discount Notes:(d)
0.17%, 11/18/10	70,000	69,994,381
0.17%, 11/19/10	50,000	49,995,750
0.28%, 3/08/11	60,000	59,940,733
0.25%, 5/25/11	40,000	39,943,056
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	238,315	238,304,116
0.21%, 12/29/11	40,000	39,976,590
0.23%, 4/03/12	40,000	39,976,922
0.24%, 5/11/12	25,000	24,980,932

Total U.S. Government Sponsored Agency Obligations — 13.4%		1,146,700,012

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.25%, 11/04/10	$35,000	$34,999,285
0.22%, 11/12/10	205,000	204,986,151
0.21%, 11/26/10	50,000	49,992,639
0.21%, 12/02/10	50,000	49,990,894
0.20%, 1/27/11	50,000	49,975,833
0.18%, 2/03/11	50,000	49,975,847
0.19%, 2/03/11	50,000	49,976,435
0.18%, 2/10/11	75,000	74,962,020
0.19%, 2/24/11	50,000	49,970,052
0.19%, 3/17/11	25,000	24,982,055
0.19%, 3/31/11	50,000	49,960,417
0.27%, 9/22/11	50,000	49,880,382
U.S. Treasury Notes:
0.88%, 1/31/11	40,000	40,068,837
0.88%, 3/31/11	50,000	50,136,332

Total U.S. Treasury Obligations — 9.7%		829,857,179

Repurchase Agreements
Banc of America Securities LLC,
0.34%, 11/01/10	20,000	20,000,000

(Purchased on 10/29/10 to be repurchased at $20,000,567, collateralized by various corporate/debt obligations, 0.00% to 7.75% due from 3/10/12 to 5/14/38, aggregate par and fair value of $20,758,114 and $21,400,001, respectively)

Citigroup Global Markets, Inc.,
0.57%, 11/01/10	175,000	175,000,000

(Purchased on 10/29/10 to be repurchased at $175,008,313, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 7/15/19 to 10/25/40, aggregate par and fair value of $292,415,307 and $187,250,000, respectively)

Citigroup Global Markets, Inc.,
0.47%, 11/01/10	5,000	5,000,000

(Purchased on 10/29/10 to be repurchased at $5,000,196, collateralized by U.S. government sponsored agency obligation, 6.00% due at 12/25/35, par and fair value of $16,302,675 and $5,350,000, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/01/10	167,452	167,452,000

(Purchased on 10/29/10 to be repurchased at $167,455,210, collateralized by U.S. government sponsored agency obligation, 4.50% due at 9/01/40, par and fair value of $164,896,742 and $172,475,561, respectively)

Deutsche Bank Securities Inc.,
0.32%, 11/01/10	5,000	5,000,000

(Purchased on 10/29/10 to be repurchased at $5,000,133, collateralized by various corporate/debt obligations, 1.63% to 8.13% due from 3/20/12 to 10/01/41, aggregate par and fair value of $4,771,470 and $5,350,001, respectively)

HSBC Securities (USA) Inc.,
0.34%, 11/01/10	10,000	10,000,000

(Purchased on 10/29/10 to be repurchased at $10,000,283, collateralized by various corporate/debt obligations, 0.00% to 7.50% due from 3/04/11 to 6/17/19, aggregate par and fair value of $9,917,789 and $10,704,562, respectively)

JPMorgan Securities Inc.,
0.62%, 11/01/10	15,000	15,000,000

(Purchased on 10/29/10 to be repurchased at $15,000,775, collateralized by various corporate/debt obligations, 0.00% to 10.75% due from 5/01/12 to 12/01/45, aggregate par and fair value of $15,575,401 and $16,055,168, respectively)

Morgan Stanley & Co.,
0.32%, 11/01/10	25,000	25,000,000

(Purchased on 10/29/10 to be repurchased at $25,000,667, collateralized by various corporate/debt obligations, 0.29% to 3.25% due from 12/09/10 to 12/19/12, aggregate par and fair value of $25,951,615 and $26,750,001, respectively)

RBS Securities Inc.,
0.37%, 11/01/10	15,000	15,000,000

(Purchased on 10/29/10 to be repurchased at $15,000,463, collateralized by various U.S. government sponsored agency obligations, 6.39% to 11.20% due from 8/25/21 to 11/15/36, aggregate par and fair value of $163,952,741 and $15,450,408, respectively)

UBS Securities LLC,
0.40%, 11/01/10	25,000	25,000,000

(Purchased on 10/29/10 to be repurchased at $25,000,833, collateralized by various corporate/debt and U.S. Treasury obligations, 2.63% to 10.63% due from 1/05/11 to 2/15/21, aggregate par and fair value of $21,432,946 and $26,201,024, respectively)

Total Repurchase Agreements — 5.4%		462,452,000

Total Investments (Cost $8,678,279,721*) — 101.7%		8,678,279,721
Liabilities in Excess of Other Assets — (1.7)%		(148,808,649)

Net Assets — 100.0%		$8,529,471,072

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	15

Schedule of Investments (concluded)	TempCash

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$8,678,279,721	—	$8,678,279,721

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.7%
State Street Bank & Trust Co.:
0.25%, 1/12/11	$300,000	$300,000,000
0.39%, 2/10/11	170,000	170,000,000

		470,000,000

Euro — 0.3%
Credit Industriel et Commercial, New York,
0.51%, 2/09/11	220,000	220,000,000

Yankee — 47.8%(a)
Abbey National Treasury Services Plc, Connecticut,
0.28%, 11/17/10(b)	527,000	527,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.35%, 12/13/10(b)	219,100	219,100,000
Banco Santander, New York,
0.85%, 11/03/10	665,500	665,500,000
Bank of Montreal, Chicago:
0.24%, 11/10/10	500,000	500,000,000
0.25%, 12/29/10	260,000	260,000,000
0.25%, 1/21/11	200,000	200,000,000
0.25%, 1/26/11	100,000	100,000,000
0.31%, 8/29/11(b)	200,000	200,000,000
0.36%, 11/23/11(b)	100,000	99,989,266
Bank of Nova Scotia, Houston:
0.27%, 11/19/10	285,000	285,000,000
0.24%, 1/12/11	360,000	359,992,805
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.36%, 11/05/10	300,000	300,000,000
0.30%, 11/12/10	297,000	297,000,000
0.29%, 11/30/10	600,000	600,000,000
0.29%, 12/10/10	700,000	700,000,000
Barclays Bank Plc, New York:
0.44%, 11/05/10	865,000	865,000,000
0.50%, 11/18/10	800,000	800,000,000
0.40%, 12/06/10	500,000	500,000,000
0.42%, 2/18/11	525,000	525,000,000
0.40%, 3/04/11	511,000	511,000,000
BNP Paribas S.A., New York:
0.60%, 11/01/10	810,000	810,000,000
0.42%, 11/03/10	1,234,200	1,234,200,000
0.34%, 12/01/10	600,000	600,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	490,000	490,000,000
Credit Agricole CIB, New York:
0.40%, 2/08/11	760,000	760,000,000
0.32%, 2/14/11	500,000	500,000,000
0.41%, 4/08/11	690,000	690,000,000
Credit Suisse, New York,
0.25%, 1/20/11	800,000	800,000,000
Deutsche Bank A.G., New York:
0.30%, 1/07/11	1,000,000	1,000,000,000
0.28%, 2/18/11	400,000	400,000,000
0.28%, 2/18/11	400,000	400,000,000
0.28%, 2/23/11	500,000	500,000,000
Dexia Credit Local S.A., New York - GTD,
1.69%, 11/17/10(c)	793,500	793,500,000
Dexia Credit Local, New York,
0.35%, 11/02/10	800,000	800,000,000
KBC BANK N.V., New York:
0.65%, 11/16/10	700,000	700,000,000
0.48%, 1/28/11	825,000	825,000,000
Lloyds TSB Bank Plc, New York:
0.38%, 11/10/10	250,000	250,000,000
0.62%, 2/11/11	714,000	714,000,000
0.55%, 2/18/11	205,000	205,000,000
0.46%, 4/07/11	600,000	600,000,000
Natixis S.A., New York,
0.25%, 11/04/10	300,000	300,000,000
Rabobank Nederland N.V., New York:
0.26%, 1/10/11(b)	355,000	355,000,000
0.26%, 1/12/11(b)	500,000	500,000,000
0.57%, 1/18/11	425,500	425,500,000
0.26%, 2/09/11(b)	188,000	188,000,000
0.35%, 9/15/11(b)	800,000	800,000,000
Royal Bank of Canada, New York:
0.26%, 11/17/10(b)	325,550	325,550,000
0.37%, 10/14/11(b)	550,000	550,000,000
Royal Bank of Scotland Plc, Connecticut:
0.51%, 2/03/11(c)	188,000	188,000,000
0.61%, 2/17/11	300,000	300,000,000
0.51%, 3/01/11(b)	275,000	275,000,000
0.49%, 4/14/11	550,000	550,000,000
0.49%, 4/19/11	600,000	600,000,000
Societe Generale, New York:
0.55%, 2/03/11(b)	431,000	431,000,000
0.41%, 4/21/11(b)	797,000	797,000,000
Svenska Handelsbanken, New York:
0.27%, 11/12/10	250,000	250,000,000
0.27%, 11/18/10	250,000	250,000,000
0.27%, 1/20/11	285,000	285,003,163
0.28%, 2/01/11	388,000	388,000,000
0.31%, 3/28/11	463,000	463,009,440
Toronto Dominion Bank, New York:
0.26%, 11/05/10(b)	505,000	505,000,000
0.25%, 1/14/11	272,400	272,400,000
0.26%, 2/04/11(b)	208,450	208,450,000
UBS A.G., Stamford:
0.57%, 11/02/10	115,000	115,000,127
0.59%, 11/18/10	590,000	590,000,000
Unicredit SpA, New York:
0.53%, 11/10/10	460,000	460,000,000
0.68%, 11/10/10	575,000	575,000,000
0.72%, 11/15/10	250,000	250,001,941
0.73%, 12/13/10	250,000	250,005,705

		33,033,202,447

Total Certificates of Deposit — 48.8%		33,723,202,447

Commercial Paper
Antalis US Funding Corp.,
0.32%, 1/10/11(d)	14,000	13,991,287
Argento Variable Funding Co. LLC:
0.38%, 11/10/10(d)	100,000	99,990,500
0.32%, 1/19/11(d)	50,000	49,964,889
0.56%, 2/14/11(d)	70,000	69,885,667
0.37%, 2/23/11(d)	75,000	74,912,125
Atlantis One Funding Corp.:
0.50%, 1/21/11(d)	474,009	473,475,740
0.34%, 3/08/11(d)	275,000	274,670,153
0.35%, 3/16/11(d)	125,000	124,835,938
0.35%, 4/01/11(d)	250,000	249,632,986
Barton Capital LLC:
0.40%, 1/14/11(d)	60,000	59,950,667
0.32%, 2/01/11(d)	66,071	66,016,969
Cancara Asset Securitisation LLC:
0.35%, 2/17/11(d)	275,000	274,711,250
0.46%, 4/28/11(d)	48,000	47,890,827
Chariot Funding LLC,
0.27%, 1/14/11(d)	100,000	99,944,500
Charta LLC,
0.30%, 1/21/11(d)	100,000	99,932,500
CIESCO LLC,
0.30%, 1/20/11(d)	100,000	99,933,333

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	17

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Clipper Receivables Co. LLC,
0.39%, 11/16/10(d)	$225,000	$224,963,437
Commonwealth Bank of Australia,
0.34%, 10/06/11(b)	50,000	49,995,185
CRC Funding LLC:
0.30%, 1/20/11(d)	100,000	99,933,333
0.30%, 1/25/11(d)	100,000	99,929,167
Dexia Delaware LLC,
0.35%, 11/04/10(d)	300,000	299,991,250
Falcon Asset Securitization Co. LLC:
0.28%, 1/10/11(d)	100,000	99,945,556
0.33%, 2/14/11(d)	55,000	54,947,062
0.30%, 2/22/11(d)	70,000	69,934,083
Grampian Funding LLC:
0.31%, 12/08/10(d)	125,000	124,960,174
0.32%, 12/20/10(d)	214,000	213,906,791
0.32%, 1/10/11(d)	53,000	52,967,022
0.32%, 1/12/11(d)	74,000	73,952,640
0.32%, 1/13/11(d)	97,000	96,937,058
ING US Funding LLC:
0.29%, 1/18/11(d)	138,350	138,263,070
0.43%, 4/07/11(d)	505,000	504,052,985
JPMorgan Chase & Co.,
0.25%, 2/11/11(d)	485,000	484,656,458
Jupiter Securitization Co. LLC:
0.25%, 11/19/10(d)	75,000	74,990,625
0.27%, 12/03/10(d)	59,270	59,255,775
0.48%, 1/10/11(d)	50,000	49,953,333
0.33%, 2/14/11(d)	100,000	99,903,750
Metlife Short Term Funding LLC:
0.29%, 1/12/11(d)	185,000	184,892,700
0.31%, 1/24/11(d)	250,000	249,819,167
0.31%, 1/31/11(d)	130,000	129,898,131
Nieuw Amsterdam Receivables Corp.,
0.29%, 1/13/11(d)	100,000	99,941,194
Nordea North America, Inc.,
0.27%, 1/13/11(d)	69,135	69,097,149
NRW.Bank:
0.40%, 3/03/11(d)	140,000	139,810,222
0.38%, 4/01/11(d)	90,000	89,856,550
Royal Park Investments Funding Corp.:
0.32%, 1/07/11(d)	250,000	249,853,437
0.30%, 1/14/11(d)	200,000	199,876,667
0.30%, 1/18/11(d)	173,000	172,887,550
Scaldis Capital LLC,
0.32%, 11/17/10(d)	222,030	221,998,422
State Street Bank & Trust Co.,
0.29%, 2/17/11(d)	47,000	46,959,110
Thames Asset Global Securitization Corp.:
0.29%, 1/07/11(d)	143,914	143,836,326
0.41%, 3/17/11(d)	125,000	124,806,389
Windmill Funding Corp.:
0.40%, 3/04/11(d)	65,000	64,911,167
0.42%, 3/21/11(d)	75,000	74,877,500

Total Commercial Paper — 10.7%		7,416,499,766

Corporate Notes
Commonwealth Bank of Australia,
0.28%, 11/01/10(b)(e)	357,200	357,200,000
KBC Bank N.V., New York,
1.62%, 12/01/10(c)	400,640	400,640,000
Rabobank Nederland N.V.,
1.79%, 1/07/11(c)(e)	686,300	686,300,000

Total Corporate Notes — 2.1%		1,444,140,000

Master Notes — 1.3%
Banc of America Securities LLC,
0.37%, 11/01/10(c)	891,000	891,000,000

Municipal Bonds(c)
Alaska Housing Finance Corp. RB Series 2009A VRDN,
0.25%, 11/07/10	47,865	47,865,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-2 VRDN (Lloyds TSB Bank Plc SBPA, CalPERS SBPA),
0.24%, 11/07/10	55,000	55,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-3 VRDN (Lloyds TSB Bank Plc SBPA, CalPERS SBPA),
0.23%, 11/07/10	24,000	24,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (Lloyds Banking Group Plc SBPA, CalPERS SBPA),
0.24%, 11/07/10	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC, CalPERS SBPA),
0.24%, 11/07/10	53,400	53,400,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. SBPA),
0.21%, 11/07/10	54,845	54,845,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, CalPERS SBPA),
0.24%, 11/07/10	45,200	45,200,000
Broward County School Board COP Series 2004D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 11/07/10	53,880	53,880,000
California Department of Water Resources Power Supply RB Series 2002C-11 VRDN (KBC Bank N.V. LOC, Bank of Nova Scotia LOC),
0.26%, 11/07/10	15,300	15,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 11/07/10	25,985	25,985,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 11/07/10	23,500	23,500,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 11/07/10	75,770	75,770,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 11/07/10	20,000	20,000,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 11/07/10	106,690	106,690,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 11/07/10	147,330	147,330,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 11/07/10	22,545	22,545,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 11/07/10	25,415	25,415,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.24%, 11/07/10	$56,100	$56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN,
0.20%, 11/07/10	33,900	33,900,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA),
0.27%, 11/07/10	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA),
0.31%, 11/07/10	17,000	17,000,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.31%, 11/07/10	21,910	21,910,000
Detroit City School District GO Series 2008 VRDN (Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility),
0.38%, 11/07/10(e)	31,755	31,755,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank LOC),
0.32%, 11/07/10	78,552	78,552,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 11/07/10	42,700	42,700,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN,
0.21%, 11/01/10	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (JPMorgan Chase Bank LOC),
0.25%, 11/07/10	29,000	29,000,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.31%, 11/07/10	88,300	88,300,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 11/07/10	31,355	31,355,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA),
0.22%, 11/07/10	38,005	38,005,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA),
0.25%, 11/07/10	49,450	49,450,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC SBPA),
0.28%, 11/07/10	31,185	31,185,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA),
0.25%, 11/01/10	35,800	35,800,000
Lubbock Health Facilities Development Corp. RB (St. Josephs Health System Project) Series 2008B VRDN (Wachovia Bank N.A. LOC),
0.28%, 11/01/10	59,385	59,385,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.28%, 11/07/10	91,580	91,580,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.29%, 11/07/10	64,275	64,275,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 11/07/10	51,900	51,900,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-4 VRDN (Bank of America N.A. LOC),
0.26%, 11/07/10	50,000	50,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 VRDN (BNP Paribas SBPA),
0.24%, 11/07/10	30,000	30,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.34%, 11/07/10	100,000	100,000,000
New Mexico Finance Authority RB Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 11/07/10	46,300	46,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA),
0.24%, 11/07/10	52,267	52,267,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York SBPA),
0.24%, 11/07/10	20,000	20,000,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 11/07/10	88,400	88,400,000
Piedmont Municipal Power Agency Ltd. RB Series 2008C VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.31%, 11/07/10	58,000	58,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC),
0.25%, 11/07/10	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility),
0.24%, 11/07/10	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B DN (JPMorgan Chase Bank LOC),
0.27%, 11/07/10	55,250	55,250,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.26%, 11/07/10	30,800	30,800,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.26%, 11/07/10	36,395	36,395,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA),
0.32%, 11/07/10	14,680	14,680,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.29%, 11/07/10	46,670	46,670,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (Go of Authority, Fannie Mae LOC, Freddie Mac LOC),
0.26%, 11/07/10	14,860	14,860,000

Total Municipal Bonds — 3.8%		2,623,319,000

Closed-End Investment Companies
California — 0.0%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(c)(e)	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(c)(e)	5,000	5,000,000

		10,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	19

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies
New York — 0.0%
Nuveen New York Investment Quality Municipal Fund Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.55%, 11/07/10(c)(e)	$8,600	$8,600,000
Nuveen New York Select Quality Municipal Fund Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.55%, 11/07/10(c)(e)	8,200	8,200,000

		16,800,000

Total Closed-End Investment Companies — 0.0%		26,800,000

Time Deposits
Natixis S.A.,
0.24%, 11/01/10	650,000	650,000,000
Societe Generale,
0.22%, 11/01/10	689,000	689,000,000

Total Time Deposits — 1.9%		1,339,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.30%, 11/03/10	95,000	94,998,443
0.16%, 12/13/10	400,000	399,925,333
0.17%, 12/14/10	300,000	299,939,083
0.30%, 1/18/11	75,000	74,951,250
0.30%, 1/21/11	300,000	299,797,500
0.17%, 2/01/11	250,000	249,891,389
0.18%, 2/15/11	250,000	249,867,500
0.22%, 3/02/11	137,500	137,398,327
0.22%, 3/09/11	65,085	65,034,089
Fannie Mae Variable Rate Notes:(b)
0.26%, 5/13/11	370,000	370,037,185
0.25%, 7/26/12	571,000	570,802,220
0.28%, 8/23/12	700,000	699,615,282
0.29%, 9/17/12	710,000	709,730,151
Federal Home Loan Bank Discount Notes:(d)
0.18%, 11/24/10	43,000	42,995,055
0.18%, 11/29/10	174,600	174,575,556
0.18%, 12/22/10	200,000	199,949,000
0.18%, 12/27/10	125,000	124,965,000
Federal Home Loan Bank Variable Rate Notes:(b)
0.23%, 10/06/11	500,000	499,811,261
0.23%, 1/23/12	300,000	299,906,997
Freddie Mac Discount Notes:(d)
0.18%, 11/22/10	145,000	144,984,775
0.18%, 12/21/10	98,400	98,375,400
0.19%, 3/28/11	150,000	149,883,625
0.24%, 4/19/11	200,000	199,779,361
0.24%, 4/26/11	125,000	124,856,389
0.25%, 5/25/11	142,000	141,797,847
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	1,733,155	1,733,076,202
0.21%, 12/29/11	600,000	599,648,848
0.23%, 4/03/12	680,000	679,607,674
0.24%, 5/11/12	279,050	278,837,165

Total U.S. Government Sponsored Agency Obligations — 14.1%		9,715,037,907

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.25%, 11/04/10	340,000	339,993,058
0.22%, 11/12/10	450,000	449,969,131
0.23%, 11/18/10	400,000	399,956,556
0.21%, 11/26/10	200,000	199,970,556
0.22%, 11/26/10	300,000	299,955,313
0.21%, 12/02/10	400,000	399,927,150
0.22%, 12/02/10	145,000	144,972,281
0.20%, 1/27/11	425,000	424,794,583
0.18%, 2/03/11	120,000	119,943,443
0.18%, 2/24/11	175,000	174,899,375
0.19%, 2/24/11	400,000	399,762,014
0.18%, 3/03/11	250,000	249,847,500
0.18%, 3/10/11	315,000	314,794,003
0.19%, 3/17/11	400,000	399,710,764
0.19%, 3/24/11	100,000	99,924,528
0.18%, 3/31/11	600,000	599,556,563
0.19%, 3/31/11	285,000	284,774,375
0.17%, 4/07/11	700,000	699,489,750
0.27%, 9/22/11	175,000	174,581,337
U.S. Treasury Notes:
0.88%, 1/31/11	225,000	225,387,207
1.00%, 8/31/11	250,000	251,522,752

Total U.S. Treasury Obligations — 9.6%		6,653,732,239

Repurchase Agreements
Banc of America Securities LLC,
0.21%, 11/01/10	200,000	200,000,000

(Purchased on 10/29/10 to be repurchased at $200,003,500, collateralized by U.S. government sponsored agency obligation, 4.00% due at 11/01/40, par and fair value of $199,296,636 and $206,000,000, respectively)

Banc of America Securities LLC,
0.23%, 11/01/10	200,000	200,000,000

(Purchased on 10/29/10 to be repurchased at $200,003,833, collateralized by various U.S. government sponsored agency obligations, 4.00% due at 11/01/40, par and fair value of $199,296,636 and $206,000,000, respectively)

Banc of America Securities LLC,
0.34%, 11/01/10	210,000	210,000,000

(Purchased on 10/29/10 to be repurchased at $210,005,950, collateralized by various corporate/debt obligations, 0.00% to 7.75% due from 3/10/12 to 5/14/38, aggregate par and fair value of $217,960,179 and $224,700,001, respectively)

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Citigroup Global Markets, Inc.,
0.47%, 11/01/10	$160,000	$160,000,000

(Purchased on 10/29/10 to be repurchased at $160,006,267, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.00% due from 12/15/32 to 12/15/38, aggregate par and fair value of $333,890,550 and $171,200,000, respectively)

Citigroup Global Markets, Inc.,
0.57%, 11/01/10	360,000	360,000,000

(Purchased on 10/29/10 to be repurchased at $360,017,100, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 30.62% due from 12/27/13 to 9/25/45, aggregate par and fair value of $1,398,641,791 and $385,020,054, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/01/10	465,000	465,000,000

(Purchased on 10/29/10 to be repurchased at $465,008,913, collateralized by various U.S. government sponsored agency obligations, 3.50% to 7.50% due from 6/01/20 to 10/01/40, aggregate par and fair value of $848,899,828 and $478,950,000, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/01/10	585,367	585,367,000

(Purchased on 10/29/10 to be repurchased at $585,378,220, collateralized by various U.S. government sponsored agency obligations, 3.50% to 7.50% due from 6/01/20 to 10/01/40, aggregate par and fair value of $1,068,640,743 and $602,928,010, respectively)

Deutsche Bank Securities Inc.,
0.32%, 11/01/10	190,000	190,000,000

(Purchased on 10/29/10 to be repurchased at $190,005,067, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 5/20/11 to 10/01/41, aggregate par and fair value of $300,304,109 and $203,300,000, respectively)

HSBC Securities (USA) Inc.,
0.34%, 11/01/10	120,000	120,000,000

(Purchased on 10/29/10 to be repurchased at $120,003,400, collateralized by various corporate/debt obligations, 0.00% to 7.50% due from 3/04/11 to 12/01/36, aggregate par and fair value of $117,857,440 and $128,404,471, respectively)

JPMorgan Securities Inc.,
0.62%, 11/01/10	130,000	130,000,000

(Purchased on 10/29/10 to be repurchased at $130,006,717, collateralized by various corporate/debt obligations, 0.00% to 13.00% due from 8/15/11 to 11/15/34, aggregate par and fair value of $134,691,592 and $139,100,157, respectively)

Morgan Stanley & Co.,
0.32%, 11/01/10	1,750,000	1,750,000,000

(Purchased on 10/29/10 to be repurchased at $1,750,046,667, collateralized by cash and various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 7.50% due from 11/02/10 to 6/25/43, aggregate par and fair value of $3,223,448,428 and $1,787,551,442, respectively)

RBS Securities Inc.,
0.37%, 11/01/10	930,000	930,000,000

(Purchased on 10/29/10 to be repurchased at $930,028,675, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 15.00% due from 11/01/10 to 2/13/46, aggregate par and fair value of $4,446,092,113 and $954,323,966, respectively)

UBS Securities LLC,
0.40%, 11/01/10	225,000	225,000,000

(Purchased on 10/29/10 to be repurchased at $225,007,500, collateralized by various corporate/debt obligations, 0.92% to 12.00% due from 11/15/10 to 10/15/40, aggregate par and fair value of $222,953,607 and $240,750,001, respectively)

Total Repurchase Agreements — 8.0%		5,525,367,000

Total Investments (Cost $69,358,098,359*) — 100.3%		69,358,098,359
Liabilities in Excess of Other Assets — (0.3)%		(216,569,010)

Net Assets — 100.0%		$69,141,529,349

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at October 31, 2010	Income
PNC Bank N.A.	$79,500,000	$(79,500,000)	—	$167,413

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	21

Schedule of Investments (concluded)	TempFund

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$69,358,098,359	—	$69,358,098,359

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.32%, 11/18/10	$80,000	$79,988,100
0.23%, 11/26/10	70,000	69,989,062
0.22%, 12/02/10	70,000	69,986,739
0.21%, 12/09/10	69,960	69,944,748
0.41%, 12/16/10	120,000	119,938,500
0.21%, 1/06/11	100,000	99,962,043
0.20%, 1/13/11	100,000	99,959,444
0.20%, 1/20/11	150,000	149,935,000
0.20%, 1/27/11	159,042	158,965,130
0.19%, 2/03/11	111,000	110,946,381
0.20%, 2/03/11	150,000	149,923,625
0.19%, 2/17/11	120,000	119,932,482
0.19%, 2/24/11	55,000	54,967,496
0.19%, 3/03/11	100,000	99,934,933
0.19%, 3/17/11	100,000	99,928,222
0.20%, 3/24/11	100,000	99,922,542
0.19%, 3/31/11	100,000	99,920,833
0.49%, 4/07/11	114,000	113,758,874
0.17%, 4/14/11	120,000	119,909,003
0.18%, 4/21/11	75,000	74,937,656
0.18%, 4/28/11	95,000	94,917,799
0.27%, 9/22/11	70,000	69,832,535
0.23%, 10/20/11	70,000	69,842,131
U.S. Treasury Notes:
0.88%, 1/31/11	80,000	80,137,674
0.88%, 2/28/11	269,000	269,579,121
1.00%, 8/31/11	70,000	70,408,371

Total U.S. Treasury Obligations — 41.6%		2,717,468,444

Repurchase Agreements
Banc of America Securities LLC,
0.21%, 11/01/10	125,000	125,000,000
(Purchased on 10/29/10 to be repurchased at $125,002,188, collateralized by U.S. Treasury obligation, 7.50% due at 11/15/24, par and fair value of $84,021,200 and $127,500,098, respectively)
Barclays Capital, Inc.,
0.22%, 11/01/10	395,000	395,000,000
(Purchased on 10/29/10 to be repurchased at $395,007,242, collateralized by U.S. Treasury obligation, 8.00% due at 11/15/21, par and fair value of $264,268,800 and $402,900,076, respectively)
Citigroup Global Markets, Inc.,
0.23%, 11/01/10	475,000	475,000,000

(Purchased on 10/29/10 to be repurchased at $475,009,104, collateralized by various U.S. Treasury obligations, 0.00% to 8.13% due from 2/15/13 to 2/15/40, aggregate par and fair value of $689,658,708 and $484,500,000, respectively)

Credit Suisse Securities (USA) LLC,
0.21%, 11/01/10	220,000	220,000,000

(Purchased on 10/29/10 to be repurchased at $220,003,850, collateralized by various U.S. Treasury obligations, 1.63% to 3.38% due from 1/15/12 to 1/15/18, aggregate par and fair value of $184,512,000 and $224,402,472, respectively)

Deutsche Bank Securities Inc.,
0.21%, 11/01/10	479,082	479,082,000

(Purchased on 10/29/10 to be repurchased at $479,090,384, collateralized by U.S. Treasury obligation, 0.00% due from 2/15/11 to 8/15/34, aggregate par and fair value of $799,027,247 and $488,663,641, respectively)

Deutsche Bank Securities Inc.,
0.22%, 1/05/11	455,000	455,000,000

(Purchased on 10/06/10 to be repurchased at $455,253,031, collateralized by U.S. Treasury obligation, 0.00% due from 8/15/12 to 11/15/34, aggregate par and fair value of $802,251,495 and $464,100,001, respectively)

HSBC Securities (USA) Inc.,
0.21%, 11/01/10	394,882	394,882,000

(Purchased on 10/29/10 to be repurchased at $394,888,910, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/21 to 8/15/40, aggregate par and fair value of $867,991,487 and $402,780,681, respectively)

JPMorgan Securities Inc.,
0.20%, 11/01/10	233,575	233,575,000

(Purchased on 10/29/10 to be repurchased at $233,578,893, collateralized by various U.S. Treasury obligations, 0.00% to 11.25% due from 2/15/15 to 8/15/39, aggregate par and fair value of $363,287,833 and $238,247,572, respectively)

Morgan Stanley & Co.,
0.21%, 11/01/10	100,000	100,000,000

(Purchased on 10/29/10 to be repurchased at $100,001,750, collateralized by various U.S. Treasury obligations, 1.88% to 2.00% due from 7/15/14 to 7/15/15, aggregate par and fair value of $82,017,800 and $102,000,093, respectively)

Morgan Stanley & Co.,
0.21%, 11/01/10	120,000	120,000,000
(Purchased on 10/29/10 to be repurchased at $120,002,100, collateralized by U.S. Treasury obligation, 2.00% due at 7/15/14, par and fair value of $96,197,000 and $122,400,103, respectively)
Morgan Stanley & Co.,
0.20%, 1/20/11	90,000	90,000,000
(Purchased on 10/21/10 to be repurchased at $90,045,500, collateralized by U.S. Treasury obligation, 1.75% due at 1/15/28, par and fair value of $80,056,200 and $91,800,005, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	23

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.22%, 11/01/10	$550,000	$550,000,000

(Purchased on 10/29/10 to be repurchased at $550,010,083, collateralized by various U.S. Treasury obligations, 1.00% to 4.50% due from 8/31/11 to 8/31/17, aggregate par and fair value of $535,078,000 and $561,000,134, respectively)

UBS Securities LLC,
0.21%, 11/01/10	175,000	175,000,000

(Purchased on 10/29/10 to be repurchased at $175,003,063, collateralized by various U.S. Treasury obligations, 3.50% to 3.88% due from 1/15/11 to 4/15/29, aggregate par and fair value of $139,598,900 and $178,500,016, respectively)

Total Repurchase Agreements — 58.4%		3,812,539,000

Total Investments (Cost $6,530,007,444*) — 100.0%		6,530,007,444
Liabilities in Excess of Other Assets — (0.0)%		(402,175)

Net Assets — 100.0%		$6,529,605,269

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$6,530,007,444	—	$6,530,007,444

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.13%, 11/04/10	$15,574	$15,573,838
0.14%, 11/04/10	202,452	202,449,724
0.15%, 11/04/10	64,071	64,070,223
0.16%, 11/04/10	150,000	149,998,063
0.25%, 11/04/10	29,000	28,999,408
0.14%, 11/12/10	94,745	94,741,018
0.15%, 11/12/10	346,863	346,847,154
0.23%, 11/12/10	31,000	30,997,821
0.14%, 11/18/10	103,553	103,546,150
0.15%, 11/18/10	132,218	132,208,752
0.16%, 11/18/10	50,000	49,996,222
0.23%, 11/18/10	15,000	14,998,371
0.14%, 11/26/10	215,000	214,979,843
0.15%, 11/26/10	155,340	155,323,838
0.16%, 11/26/10	53,978	53,972,096
0.14%, 12/02/10	181,500	181,478,003
0.15%, 12/02/10	15,391	15,389,085
0.41%, 12/16/10	44,000	43,977,450
0.14%, 1/06/11	60,000	59,984,655
0.21%, 1/06/11	50,000	49,981,021
0.13%, 1/13/11	100,000	99,973,639
0.14%, 1/13/11	45,727	45,714,494
0.20%, 1/13/11	50,000	49,979,722
0.14%, 1/20/11	300,500	300,406,511
0.20%, 1/20/11	60,000	59,974,000
0.13%, 1/27/11	78,180	78,155,439
0.14%, 1/27/11	71,700	71,676,608
0.20%, 2/03/11	50,000	49,974,542
0.19%, 2/10/11	65,000	64,965,351
0.19%, 3/17/11	50,000	49,964,111
0.19%, 3/24/11	22,000	21,982,959
0.19%, 4/07/11	75,000	74,939,490
0.49%, 4/07/11	16,000	15,966,158
0.17%, 4/14/11	50,000	49,962,417
0.17%, 4/21/11	21,042	21,024,809
0.18%, 4/21/11	57,837	57,788,982
0.18%, 4/28/11	50,000	49,956,736
U.S. Treasury Notes,
0.88%, 1/31/11	75,000	75,129,069

Total U.S. Treasury Obligations — 100.0%		3,247,047,772

Total Investments (Cost $3,247,047,772*) — 100.0%		3,247,047,772
Liabilities in Excess of Other Assets — (0.0)%		(343,968)

Net Assets — 100.0%		$3,246,703,804

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$3,247,047,772	—	$3,247,047,772

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	25

Schedule of Investments October 31, 2010	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.49%, 11/07/10(a)	$695	$695,000
Tuscaloosa IDRB Series 2000A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.49%, 11/07/10(a)	1,015	1,015,000

		1,710,000

Arizona — 5.6%
Apache County IDA RB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC),
0.29%, 11/07/10(a)	1,200	1,200,000
Chandler IDA IDRB SPEARS (Intel Corp. Project) Series 2007DBE-150 AMT VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.31%, 11/07/10(a)(b)(c)	1,400	1,400,000
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.30%, 11/07/10(a)	2,100	2,100,000
Maricopa County IDA Multi-Family Housing RB (San Martin Apartments Project) Series 2002A-1 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.30%, 11/07/10(a)	800	800,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.32%, 11/07/10(a)	2,400	2,400,000
Phoenix IDA Multi-Family Housing RB (Westward Home Apartments Project) Series 2003A AMT VRDN (Fleet National Bank LOC),
0.33%, 11/07/10(a)	3,145	3,145,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA),
0.32%, 11/07/10(a)	4,710	4,710,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC),
0.30%, 11/07/10(a)	1,235	1,235,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	5,250	5,250,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	18,975	18,975,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC),
0.28%, 11/07/10(a)	4,600	4,600,000

		45,815,000

Arkansas — 0.6%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA),

0.36%, 11/07/10(a)	5,000	5,000,000

California — 14.1%
California Community College Financial Authority Series 2010A TRAN (GO of Districts),
2.00%, 6/30/11	1,075	1,083,109
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 11/01/10(a)	8,200	8,200,000
California RB Municipal Trust Receipts Floaters Series 2010-3223 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 11/07/10(a)(b)(c)	3,300	3,300,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	2,300	2,314,555
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	4,400	4,418,013
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	2,000	2,015,568
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,000	2,008,674
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN,
0.25%, 11/07/10(a)	14,000	14,000,000
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,000	5,000,000
East Bay Municipal Utility District Water System Series 2010 TECP:
0.38%, 11/09/10	8,000	8,000,000
0.40%, 12/13/10	10,000	10,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	1,008	1,008,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	1,900	1,911,304
2.00%, 4/21/11	1,300	1,308,481
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,100	4,135,751
Metropolitan Water District of Southern California Waterworks RB Series 2000B-3 VRDN (BNP Paribas LOC),
0.21%, 11/01/10(a)	4,100	4,100,000

Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (National Public Finance Guarantee Corp. Insurance, Societe Generale LOC, Societe Generale Liquidity Facility),

0.29%, 11/07/10(a)(b)	11,450	11,450,000
Palo Alto GO Series 2010 ROC-RR-II R-11859 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	3,120	3,120,000
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	5,400	5,434,803
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	9,000	9,085,687
Sacramento RB Series 2010 TRAN,
2.00%, 6/30/11	1,950	1,968,556
Sacramento Suburban Water District COP Series 2008A-2 VRDN (Lloyds TSB Bank Plc LOC),
0.25%, 11/07/10(a)	360	360,000
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	7,000	7,065,654

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
South Coast Education Agencies Series 2010A TRAN,
2.00%, 8/09/11	$5,000	$5,052,765

		116,340,920

Colorado — 4.8%
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.29%, 11/07/10(a)	30,300	30,300,000
Colorado Housing & Finance Authority RB (Single Family Project) Series 2002C-3 AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.31%, 11/07/10(a)	4,000	4,000,000
Colorado Springs RB Series 2010C VRDN (JPMorgan Chase Bank SBPA),
0.30%, 11/07/10(a)	5,000	5,000,000

		39,300,000

Connecticut — 2.1%
Connecticut Health & Educational Facilities Authority RB (Danbury Hospital Project) Series 2008J VRDN (Wachovia Bank N.A. LOC),
0.24%, 11/07/10(a)	17,020	17,020,000

District of Columbia — 0.2%
Metropolitan Washington Airports Authority System RB Sub-Series 2010C-2 VRDN (Barclays Bank Plc LOC),
0.26%, 11/07/10(a)	1,400	1,400,000

Florida — 2.7%
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC),
0.38%, 11/07/10(a)(b)	11,795	11,795,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P VRDN (Citibank N.A. LOC),
0.31%, 11/07/10(a)	3,000	3,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 11/07/10(a)	720	720,000
Miami-Dade County RB (Florida Miami International Airport Project) Series 2008B VRDN (AGM Insurance, JPMorgan Chase Bank Liquidity Facility),
0.38%, 11/07/10(a)(b)	1,000	1,000,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 11/07/10(a)	5,600	5,600,000

		22,115,000

Georgia — 1.2%
Dooly County IDA RB (Flint River Services Project) Series 2000 VRDN (SB&T Bank LOC, Federal Home Loan Bank LOC),
0.36%, 11/07/10(a)	2,120	2,120,000
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.31%, 11/07/10(a)	4,700	4,700,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 11/07/10(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 11/07/10(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 11/07/10(a)	1,000	1,000,000

		9,820,000

Illinois — 2.8%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 11/01/10(a)	15,000	15,000,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.37%, 11/07/10(a)	2,355	2,355,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
0.38%, 11/07/10(a)(b)(c)	1,435	1,435,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC),
0.63%, 11/07/10(a)	2,615	2,615,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.37%, 11/07/10(a)	1,550	1,550,000

		22,955,000

Indiana — 1.6%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC),
0.83%, 11/07/10(a)	920	920,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.40%, 11/07/10(a)	2,150	2,150,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-1 VRDN (JPMorgan Chase Bank SBPA),
0.27%, 11/01/10(a)	10,000	10,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
1.00%, 11/07/10(a)	100	100,000

		13,170,000

Iowa — 0.1%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC),
0.19%, 11/07/10(a)	1,000	1,000,000

Kansas — 0.8%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC),
0.43%, 11/07/10(a)	6,465	6,465,000

Kentucky — 0.3%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC),
0.35%, 11/07/10(a)	480	480,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank LOC),
0.80%, 11/07/10(a)	2,480	2,480,000

		2,960,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	27

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana — 2.1%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.44%, 11/01/10(a)	$2,400	$2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.44%, 11/07/10(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC),
0.53%, 11/07/10(a)	825	825,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.33%, 11/07/10(a)	8,500	8,500,000

		17,725,000

Maryland — 1.4%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 11/07/10(a)	5,195	5,195,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 11/07/10(a)	3,515	3,515,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 11/07/10(a)	220	220,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 11/07/10(a)	515	515,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 11/07/10(a)	1,900	1,900,000

		11,345,000

Massachusetts — 0.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.37%, 5/27/11(a)	1,000	1,000,000
Massachusetts RB Municipal Trust Receipts Floaters Series 2005-3058 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.46%, 11/07/10(a)(b)(c)	2,700	2,700,000

		3,700,000

Michigan — 2.2%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.30%, 11/07/10(a)	5,935	5,935,000
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	595	600,646
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank LOC),
2.00%, 8/22/11	1,600	1,620,559
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.37%, 5/27/11(a)	3,000	3,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA),
0.34%, 11/07/10(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.88%, 11/07/10(a)	2,600	2,600,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.80%, 11/07/10(a)	2,200	2,200,000

		18,356,205

Missouri — 1.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC),
0.24%, 11/07/10(a)	2,325	2,325,000
Missouri Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B-2 VRDN (Bank of America N.A. LOC),
0.27%, 11/01/10(a)	5,775	5,775,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.44%, 11/07/10(a)	4,000	4,000,000

		12,100,000

Multi-State — 0.5%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 11/07/10(a)(c)	3,790	3,790,000

Nevada — 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	1,335	1,349,388

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC),
0.55%, 11/07/10(a)	395	395,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 11/07/10(a)	1,165	1,165,000

		1,560,000

New Jersey — 8.1%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	3,363	3,376,095
Butler GO Series 2010 BAN,
1.25%, 8/26/11	1,000	1,005,356
Hoptacong GO Series 2010 BAN,
1.25%, 8/05/11	1,700	1,705,883
Jackson Township GO Series 2010 TAN,
1.50%, 2/17/11	1,700	1,703,778
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	1,400	1,402,822
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	10,000	10,036,904
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-2 VRDN (Dexia Credit Local LOC),
0.32%, 11/07/10(a)	10,300	10,300,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.45%, 11/07/10(a)(b)(c)	$2,015	$2,015,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.45%, 11/07/10(a)(b)(c)	1,460	1,460,000
New Jersey State Tax & Revenue Anticipation Notes RB PUTTERS Series 2010-3811 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	10,000	10,000,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2005-2493 VRDN (Dexia Credit Local SBPA, Dexia Credit Local Guaranty),
0.45%, 11/07/10(a)(b)(c)	1,500	1,500,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.34%, 11/07/10(a)	15,625	15,625,000
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	200	200,446
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	2,900	2,904,235
Verona Township GO Series 2010 BAN,
1.25%, 12/15/10	3,553	3,556,027

		66,791,546

New York — 6.6%
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 11/07/10(a)	13,320	13,320,000
Metropolitan Transportation Authority RB Series 2008A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 11/07/10(a)	5,000	5,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN,
0.48%, 9/15/11(a)	1,820	1,820,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008 MB,
0.53%, 5/13/11	2,800	2,800,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	7,000	7,000,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 11/07/10(a)	23,000	23,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC),
0.55%, 11/07/10(a)	585	585,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 11/07/10(a)	1,195	1,195,000

		54,720,000

North Carolina — 1.2%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC),
0.43%, 11/07/10(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.48%, 11/07/10(a)	840	840,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.34%, 11/07/10(a)(b)(c)	1,540	1,540,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 11/07/10(a)	970	970,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	5,000	5,023,960

		9,823,960

Ohio — 1.0%
Avon GO Series 2010 BAN,
1.25%, 7/21/11	500	502,390
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,003,180
Licking County GO Series 2010 BAN,
1.25%, 6/16/11	1,000	1,003,393
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	1,100	1,103,165
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.32%, 11/07/10(a)	1,600	1,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.45%, 11/07/10(a)	1,300	1,300,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.55%, 11/07/10(a)	2,160	2,160,000

		8,672,128

Oklahoma — 0.5%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC),
0.45%, 11/07/10(a)	2,850	2,850,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2003 AMT VRDN (ConocoPhillips Co. Guaranty),
0.30%, 11/07/10(a)	1,000	1,000,000

		3,850,000

Pennsylvania — 12.0%

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.28%, 11/07/10(a)(b)	10,000	10,000,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.44%, 11/07/10(a)	300	300,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	2,735	2,735,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility),
0.28%, 11/07/10(a)(b)	3,405	3,405,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	7,300	7,300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	29

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 11/01/10(a)	$6,100	$6,100,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.30%, 11/01/10(a)	6,100	6,100,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.31%, 11/07/10(a)	2,025	2,025,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.31%, 11/07/10(a)(b)	8,800	8,800,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,300	1,300,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.29%, 11/07/10(a)	1,200	1,200,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.29%, 11/07/10(a)	2,645	2,645,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 11/07/10(a)	3,000	3,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.32%, 11/07/10(a)	5,000	5,000,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank SBPA),
0.31%, 11/07/10(a)	12,400	12,400,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Assured Municipal Guaranty Corp., Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.31%, 11/07/10(a)(b)(c)	2,600	2,600,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.26%, 11/07/10(a)	6,175	6,175,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.27%, 11/07/10(a)	3,300	3,300,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA),
0.27%, 11/01/10(a)	2,645	2,645,000
Ridley School District GO Series 2009 VRDN (State Aid Withholding Insurance, TD Bank N.A. LOC),
0.28%, 11/07/10(a)	105	105,000
Southeastern Pennsylvania Transportation Authority RB Series 2010,
2.00%, 3/01/11	3,000	3,016,545
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC):
0.47%, 11/02/10	6,048	6,048,000
0.48%, 11/04/10	2,740	2,740,000

		98,939,545

Puerto Rico — 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2005-3189 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.45%, 11/07/10(a)(b)(c)	2,800	2,800,000

Rhode Island — 1.2%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	9,650	9,745,014

South Dakota — 0.5%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.39%, 11/07/10(a)	3,800	3,800,000

Tennessee — 1.0%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 11/07/10(a)	2,290	2,290,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.37%, 5/27/11(a)	5,950	5,950,000

		8,240,000

Texas — 8.2%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.44%, 11/07/10(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN,
0.24%, 11/01/10(a)	50	50,000
Harris County Cultural Education Facilities Finance Corp. VRDN (Morgan Guaranty Trust LOC),
0.27%, 11/01/10(a)	4,500	4,500,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B VRDN (JPMorgan Chase Bank SBPA, The Northern Trust Co. SBPA, Bank of America SBPA),
0.27%, 11/01/10(a)	9,000	9,000,000
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	12,560	12,560,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 11/07/10(a)	3,000	3,000,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA),
0.31%, 11/07/10(a)(b)(c)	2,400	2,400,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.40%, 3/03/11(a)(b)(c)	565	565,000
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	29,750	30,151,012

		67,226,012

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Utah — 1.0%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 11/01/10(a)	$8,000	$8,000,000

Virginia — 1.6%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.40%, 5/27/11(a)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC),
0.37%, 11/07/10(a)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 11/01/10(a)	10,155	10,155,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 11/07/10(a)(b)(c)	45	45,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
3.55%, 11/07/10(a)	20	20,000

		13,120,000

Washington — 0.0%
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.55%, 11/07/10(a)	120	120,000

West Virginia — 0.9%
West Virginia State Parkways Economic Development & Tourism Authority RB Series 2008 VRDN (GO of Authority Insurance, Dexia Credit Local SBPA),
0.31%, 11/07/10(a)	7,800	7,800,000

Wisconsin — 2.2%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.24%, 11/07/10(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC),
0.80%, 11/07/10(a)	1,540	1,540,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC),
0.06%, 11/07/10(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.09%, 11/07/10(a)	5,315	5,315,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008B TECP,
0.42%, 9/01/11	7,000	7,000,000

		18,130,000

Wyoming — 0.5%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank N.A. LOC),
0.43%, 11/07/10(a)	4,000	4,000,000

Total Municipal Bonds — 92.4%		760,774,718

Closed-End Investment Companies
California — 2.4%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	10,000	10,000,000

		20,000,000

Multi-State — 1.6%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),
0.48%, 11/07/10(a)(b)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.48%, 11/07/10(a)(b)	2,900	2,900,000

		12,700,000

New Jersey — 0.7%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	2,000	2,000,000

		6,000,000

Pennsylvania — 0.7%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility),
0.53%, 11/07/10(a)(b)	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies — 5.4%		44,200,000

Total Investments (Cost $804,974,718*) — 97.8%		804,974,718
Other Assets Less Liabilities — 2.2%		18,275,946

Net Assets — 100.0%		$823,250,664

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	31

Schedule of Investments (concluded)	MuniCash

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$804,974,718	—	$804,974,718

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments October 31, 2010	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.7%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC, First Commercial Bank LOC),
0.30%, 11/07/10(a)	$6,640	$6,640,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC, Columbus Bank & Trust LOC),
0.27%, 11/07/10(a)	13,800	13,800,000
University of Alabama RB Series 2010C,
2.00%, 10/01/11	3,060	3,102,136

		23,542,136

Arizona — 1.0%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.33%, 11/07/10(a)(b)(c)	9,395	9,395,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	4,850	4,850,000
Salt River Project Agricultural Improvement & Power District RB Series 2004A (Morgan Stanley Liquidity Facility),
5.00%, 1/01/11(a)	1,000	1,007,859
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	8,925	8,925,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.33%, 11/07/10(a)	7,400	7,400,000

		32,352,859

California — 15.3%
California Community College Financial Authority Series 2010A TRAN (GO of Districts),
2.00%, 6/30/11	5,080	5,118,320
California Educational Facilities Authority RB (California Technical Institute Project) Series 2010 TECP,
0.29%, 1/14/11	16,660	16,660,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 11/07/10(a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 11/07/10(a)(b)(c)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Insurance, Dexia Credit Local Liquidity Facility),
0.38%, 11/07/10(a)(b)(c)	109,800	109,800,000
California RB Municipal Trust Receipts Floaters Series 2010-3223 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 11/07/10(a)(b)(c)	12,100	12,100,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	9,000	9,056,955
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	16,800	16,868,776
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	7,700	7,759,936
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	6,670	6,698,929
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (KBC Bank N.V. LOC),
0.29%, 11/07/10(a)	40,860	40,860,000
East Bay Municipal Utility District Water System Series 2010 TECP,
0.40%, 12/13/10	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	27,361	27,361,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA),
0.26%, 11/01/10(a)	14,400	14,400,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	8,000	8,047,594
2.00%, 4/21/11	5,100	5,133,274
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty),
0.30%, 11/07/10(a)(b)(c)	6,000	6,000,000
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	17,300	17,450,851
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	47,900	48,223,479
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	10,000	10,095,208
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	20,000	20,187,582
San Francisco County Transportation TECP (Landesbank Baden-Wuerttemberg Girozentrale Guaranty):
0.33%, 12/07/10	4,585	4,585,000
0.32%, 1/13/11	50,250	50,250,000

		491,956,904

Colorado — 3.6%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.30%, 11/07/10(a)	9,930	9,930,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.30%, 11/07/10(a)	6,010	6,010,000
Arkansas River Power Authority RB Municipal Trust Receipts Floaters Series 2006-3575 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.46%, 11/07/10(a)(b)(c)	2,500	2,500,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	3,170	3,170,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	6,510	6,510,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.29%, 11/01/10(a)	$6,000	$6,000,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.29%, 11/07/10(a)	2,030	2,030,000
Colorado Educational & Cultural Facilities Authority RB (Valor Christian School Project) Series 2007 VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	3,000	3,000,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.31%, 11/07/10(a)	5,750	5,750,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA),
0.33%, 11/07/10(a)	49,500	49,500,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.29%, 11/07/10(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	3,200	3,200,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.29%, 11/07/10(a)	3,100	3,100,000
University of Colorado Enterprise System RB Series 2001A,
5.38%, 6/01/11	1,000	1,029,671

		117,324,671

Connecticut — 0.3%
Connecticut GO Series 2010A BAN,
2.00%, 5/19/11	7,250	7,311,632
Westerly GO Series 2010 BAN,
1.50%, 7/28/11	3,815	3,841,840

		11,153,472

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 11/07/10(a)	1,990	1,990,000

District of Columbia — 0.4%
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	4,000	4,000,000

		12,800,000

Florida — 1.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 11/07/10(a)(b)(c)	5,932	5,932,500
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 11/07/10(a)(b)(c)	10	10,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 11/01/10(a)	3,000	3,000,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	8,000	8,000,000
Orlando-Orange County Expressway Authority RB Series 2008B-4 VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 11/07/10(a)	17,500	17,500,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	2,765	2,765,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,035	1,035,000

		43,577,500

Georgia — 3.1%
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank Guaranty),
0.27%, 11/07/10(a)	2,050	2,050,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	3,000	3,000,000
Fulton County General Fund TRAN Series 2010,
2.00%, 12/31/10	30,000	30,083,480
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.31%, 11/07/10(a)	49,965	49,965,000
Main Street Natural Gas, Inc. RB (Gas Project) Series 2010A VRDN (Royal Bank of Canada SBPA),
0.28%, 11/07/10(a)	15,200	15,200,000

		101,298,480

Idaho — 0.4%
Idaho GO Series 2010 TAN,
2.00%, 6/30/11	11,150	11,266,566

Illinois — 5.2%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 11/01/10(a)	15,600	15,600,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC),
0.28%, 11/01/10(a)	5,185	5,185,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC),
0.28%, 11/01/10(a)	$6,450	$6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	3,270	3,270,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	2,125	2,127,688
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A VRDN (JPMorgan Chase Bank Liquidity Facility),
0.27%, 11/01/10(a)	30,000	30,000,000
Illinois Finance Authority RB (Rest Haven Christian Service Project) Series 2005B VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	645	645,000
Illinois Finance Authority RB (The Landing at Plymouth Place Project) Series 2005B VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	10,000	10,000,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.33%, 11/07/10(a)	52,245	52,245,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.31%, 11/07/10(a)	40,000	40,000,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	2,420	2,420,000

		167,942,688

Indiana — 2.0%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.27%, 11/07/10(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.30%, 11/01/10(a)	100	100,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-5 VRDN (Bank of New York SBPA),
0.27%, 11/01/10(a)	17,000	17,000,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-3 VRDN (JPMorgan Chase Bank SBPA),
0.27%, 11/01/10(a)	15,000	15,000,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.32%, 11/07/10(a)	5,345	5,345,000
Indiana Health Facilities Financing Authority RB (Ascension Health Project) Series 2003E-6 MB,
0.39%, 3/15/11(a)	6,000	6,000,000
Indiana Municipal Power Agency Power Supply System RB Series 1998A VRDN (Citibank N.A. LOC),
0.29%, 11/07/10(a)	15,000	15,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.27%, 11/07/10(a)(b)(c)	4,860	4,860,000

		65,105,000

Iowa — 0.4%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (LaSalle Bank N.A. LOC),
0.29%, 11/07/10(a)	9,110	9,110,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (LaSalle Bank N.A. LOC),
0.28%, 11/01/10(a)	5,300	5,300,000

		14,410,000

Kansas — 0.4%
Kansas Development Finance Authority RB (Village Shalom Obligated Group Project) Series 1988BB VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	10,085	10,085,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility),
0.35%, 11/07/10(a)(b)	3,850	3,850,000

		13,935,000

Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.27%, 11/07/10(a)	3,060	3,060,000

Louisiana — 2.5%
Louisiana GO Series 2000A MB,
5.00%, 11/15/10	500	500,901
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.38%, 11/07/10(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.41%, 11/07/10(a)	7,500	7,500,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.48%, 11/07/10(a)	25,865	25,865,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.33%, 11/07/10(a)	41,500	41,500,000

		80,500,901

Maryland — 1.0%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 11/07/10(a)	4,205	4,205,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	1,975	1,975,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC),
0.28%, 11/07/10(a)	7,565	7,565,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 11/07/10(a)	3,410	3,410,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 11/07/10(a)	1,560	1,560,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	1,750	1,750,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	$3,995	$3,995,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 11/07/10(a)(b)	3,150	3,150,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 11/07/10(a)	2,105	2,105,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	2,200	2,200,000
Prince George’s County Maryland RB (LaSalle Bank N.A. LOC) VRDN,
0.28%, 11/07/10(a)	80	80,000

		31,995,000

Massachusetts — 2.6%
Falmouth GO Series 2010 BAN,
1.25%, 7/15/11	21,717	21,839,799
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.37%, 5/27/11(a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.42%, 11/07/10(a)(b)	44,925	44,925,000
Massachusetts Health & Educational Facilities Authority RB (Harvard University Project) Series 1999R VRDN,
0.21%, 11/01/10(a)	15,600	15,600,000

		84,364,799

Michigan — 4.7%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.30%, 11/07/10(a)	27,035	27,035,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
0.30%, 11/07/10(a)	6,900	6,900,000
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	3,020	3,048,658
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank LOC),
2.00%, 8/22/11	8,200	8,305,366
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-4 VRDN,
0.26%, 11/07/10(a)	10,000	10,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN,
0.37%, 5/29/11(a)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.37%, 5/27/11(a)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.30%, 11/07/10(a)	86,490	86,490,000

		152,299,024

Minnesota — 0.2%
Metropolitan Council GO Series 2007A,
5.00%, 2/01/11	1,000	1,011,828
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2010B,
2.00%, 9/01/11	5,000	5,068,462

		6,080,290

Mississippi — 0.4%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC),
0.29%, 11/07/10(a)	13,650	13,650,000

Missouri — 0.1%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series 2003C-1 MB,
0.48%, 5/04/11(a)	3,325	3,325,000

Multi-State — 0.9%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility),
0.44%, 11/07/10(a)(b)(c)	11,800	11,800,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 11/07/10(a)(b)(c)	16,155	16,155,000

		27,955,000

Nebraska — 0.3%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	8,500	8,500,000
Omaha GO Series 2000A,
6.50%, 12/01/10	1,000	1,005,107

		9,505,107

Nevada — 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	5,590	5,650,247

New Hampshire — 1.0%
New Hampshire Business Finance Authority RB (Alice Peck Day Health System Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.30%, 11/01/10(a)	4,450	4,450,000
New Hampshire Business Finance Authority RB (Lonza Biologics Inc. Project) Series 2010 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.38%, 11/07/10(a)	14,400	14,400,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.23%, 11/07/10(a)	9,005	9,005,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Hampshire (concluded)
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.23%, 11/07/10(a)	$4,075	$4,075,000

		31,930,000

New Jersey — 2.0%
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-3 VRDN (Bank of Nova Scotia LOC, Lloyds Banking Group Plc LOC),
0.22%, 11/01/10(a)	11,950	11,950,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.25%, 11/01/10(a)	17,700	17,700,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	6,688	6,687,500
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3032 VRDN (Morgan Stanley Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	3,250	3,250,000
New Jersey Health Care Facilities Financing Authority RB (Children’s Specialized Hospital Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 11/07/10(a)	150	150,000
New Jersey State Tax & Revenue Anticipation Notes RB PUTTERS Series 2010-3811 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	10,000	10,000,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.35%, 11/07/10(a)(b)(c)	5,200	5,200,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, FSA-CR Insurance, Citibank N.A. Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	8,750	8,750,000

		63,687,500

New York — 13.5%
Branch Banking & Trust GO Municipal Trust Receipts Floaters 2007-2049 VRDN (AGM Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.33%, 11/07/10(a)(b)(c)	205	205,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 VRDN (Banco Santander LOC, Sovereign Bank LOC),
0.28%, 11/07/10(a)	9,585	9,585,000
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 11/07/10(a)	104,100	104,100,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (BHAC-CR Insurance, Citibank N.A. SBPA),
0.29%, 11/07/10(a)(b)(c)	21,860	21,860,000
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	37,500	37,599,082
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 11/07/10(a)	9,335	9,335,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 11/01/10(a)	12,700	12,700,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN,
0.48%, 9/15/11(a)	6,055	6,055,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	10,000	10,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA),
0.23%, 11/01/10(a)	100,600	100,600,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America LOC),
0.26%, 11/07/10(a)	5,000	5,000,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.28%, 11/07/10(a)	9,700	9,700,000
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA),
0.30%, 11/07/10(a)	47,415	47,415,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (Dexia Credit LOC),
0.30%, 11/07/10(a)	46,165	46,165,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 11/07/10(a)(b)(c)	7,055	7,055,000
Westchester County IDA Continuing Care Retirement RB (Kendal Hudson Project) Series 2007 VRDN (Banco Santander LOC, Sovereign Bank LOC),
0.29%, 11/07/10(a)	8,000	8,000,000

		435,374,082

North Carolina — 3.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 11/07/10(a)(c)	16,800	16,800,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.36%, 11/07/10(a)(b)(c)	6,400	6,400,000
Durham County GO Series 2010A MB,
2.00%, 11/01/11	2,135	2,169,245
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	235	235,000
Henderson County RB Series 2010B MB,
1.00%, 12/01/10	700	700,297
Mecklenburg County GO Series 2009D VRDN,
0.38%, 5/27/11(a)	3,455	3,455,000
New Hanover County RB (New Hanover County Project) Series 2010 MB,
2.00%, 12/01/10	2,450	2,453,324

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	$6,960	$6,960,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 11/07/10(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	2,575	2,575,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB (University Health Systems of Eastern Carolina Project) Series 2008A-1 VRDN (Bank of America N.A. LOC),
0.26%, 11/07/10(a)	15,100	15,100,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	7,000	7,000,000
Raleigh RB Series 2009 VRDN,
0.38%, 5/29/11(a)	2,130	2,130,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	7,900	7,900,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local SBPA),
0.27%, 11/07/10(a)	13,800	13,800,000

		99,927,866

Ohio — 2.0%
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,400	1,400,000
Columbus Water System RB Series 1999,
5.00%, 11/01/10	1,000	1,000,000
Cuyahoga County RB (Cleveland Clinic Health System Project) Sub-Series 2004B-3 VRDN (Bank of America N.A. SBPA),
0.27%, 11/01/10(a)	3,200	3,200,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.29%, 11/07/10(a)	275	275,000
Lucas County GO (Arena Improvement Project) Series 2010 BAN,
1.25%, 7/21/11	12,950	13,014,698
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.26%, 11/07/10(a)	900	900,000
Ohio GO (Conservation Project) Series 2002A MB,
5.25%, 3/01/11	650	660,539
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 11/07/10(a)	14,400	14,400,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 11/01/10(a)	3,050	3,050,000
Sylvania Ohio Street Improvement G.O Series 2010 BAN,
1.25%, 7/13/11	6,950	6,986,563
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.28%, 11/07/10(a)	8,300	8,300,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.33%, 11/07/10(a)	425	425,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	11,200	11,278,873

		64,890,673

Oregon — 0.2%
Clackamas County Hospital Facility Authority RB (Willamette Project) Series 2005A-1 VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	5,000	5,000,000

Pennsylvania — 3.2%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.28%, 11/07/10(a)	2,490	2,490,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.28%, 11/07/10(a)	17,735	17,735,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (M&T Bank LOC),
0.30%, 11/07/10(a)	8,250	8,250,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.31%, 11/07/10(a)	11,600	11,600,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 11/01/10(a)	6,650	6,650,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.30%, 11/01/10(a)	11,615	11,615,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.30%, 11/01/10(a)	10,700	10,700,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.25%, 11/01/10(a)	1,150	1,150,000
See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority RB (University of Pittsburgh Commonwealth System Project) Series 2009A MB (GO of University),
5.00%, 9/15/11	$1,000	$1,040,439
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank SBPA),
0.31%, 11/07/10(a)	18,900	18,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Wachovia Bank N.A. LOC),
0.25%, 11/07/10(a)	13,315	13,315,000

		103,445,439

Puerto Rico — 1.2%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.41%, 11/07/10(a)(b)	27,300	27,300,000
Commonwealth of Puerto Rico GO Series 2007A-8 VRDN (Wachovia Bank N.A. LOC),
0.22%, 11/07/10(a)	12,145	12,145,000

		39,445,000

Rhode Island — 1.5%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	48,250	48,725,069

South Carolina — 0.3%
Lancaster County School District GO Series 2010,
1.50%, 3/01/11	7,800	7,829,866
South Carolina GO Series 2001B MB,
5.00%, 4/01/11	1,000	1,019,633
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 11/01/10(a)	200	200,000

		9,049,499

Tennessee — 3.8%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	3,100	3,100,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	6,000	6,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.37%, 5/27/11(a)	14,900	14,900,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.30%, 11/07/10(a)	7,345	7,345,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.30%, 11/07/10(a)(b)(c)	63,985	63,985,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 11/07/10(a)	6,000	6,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas LOC, BNP Paribas Liquidity Facility),
0.30%, 11/07/10(a)(b)	19,545	19,545,000

		120,875,000

Texas — 10.8%
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.28%, 11/07/10(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,800	1,800,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN,
0.27%, 11/01/10(a)	7,880	7,880,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	8,070	8,070,000
Harris County RB (Toll Road Subordinate Lien Project) Series 2010A-2 MB (JPMorgan Chase Bank Liquidity Facility),
2.00%, 8/15/11(a)	16,080	16,287,986
Houston GO Series 2010 TRAN,
2.00%, 6/30/11	14,000	14,146,361
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.28%, 11/07/10(a)(b)(c)	4,950	4,950,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.29%, 11/07/10(a)(b)(c)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	3,225	3,225,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty),
0.35%, 2/14/11(a)	15,610	15,610,000
New Jersey State Tax & Revenue Anticipation Notes RB PUTTERS Series 2010-3812 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.28%, 11/01/10(a)(b)(c)	50,000	50,000,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.29%, 11/07/10(a)	1,500	1,500,000
San Antonio RB (Texas Hotel Occupancy Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 11/07/10(a)	9,800	9,800,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)	7,650	7,650,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.40%, 3/03/11(a)(b)(c)	2,245	2,245,000
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	88,150	89,337,451

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. Liquidity Facility),
0.21%, 11/07/10(a)	$87,600	$87,600,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.27%, 11/07/10(a)(b)(c)	3,450	3,450,000

		347,041,798

Utah — 0.2%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 11/01/10(a)	8,000	8,000,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC),
0.30%, 11/01/10(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.23%, 11/07/10(a)	3,600	3,600,000

		6,600,000

Virginia — 2.1%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 11/01/10(a)	22,550	22,550,000
Chesterfield GO Series 2003 MB (State Aid Withholding Insurance),
4.12%, 3/01/11	1,050	1,063,456
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	1,335	1,335,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.40%, 5/27/11(a)	2,000	2,000,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 11/07/10(a)	2,675	2,675,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.26%, 11/01/10(a)	15,000	15,000,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 11/01/10(a)	9,045	9,045,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 11/01/10(a)	15,070	15,070,000

		68,738,456

Washington — 1.2%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	3,925	3,925,000
King County RB Series 2010A BAN (Bayerische Landesbank Girozentrale Guaranty),
0.33%, 12/07/10	10,000	10,000,000
Washington Housing Finance Commission RB (Judson Park Project) Series 2007 VRDN (Banco Santander LOC),
0.30%, 11/07/10(a)	14,895	14,895,000
Washington Housing Finance Commission RB (Kenney Home Project) Series 2001 VRDN (Banco Santander LOC, Sovereign Bank LOC),
0.30%, 11/07/10(a)	8,810	8,810,000

		37,630,000

West Virginia — 0.3%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC),
0.27%, 11/07/10(a)	8,000	8,000,000

Wisconsin — 6.2%
Milwaukee GO Series 2010R-4,
1.50%, 12/15/10	27,000	27,036,565
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008A TECP (JPMorgan Chase Bank LOC),
0.42%, 9/01/11	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank LOC),
0.28%, 11/07/10(a)	9,000	9,000,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance Inc. Project) Series 2009 VRDN (U.S. Bank N.A. LOC),
0.26%, 11/07/10(a)	13,000	13,000,000
Wisconsin TECP:
0.40%, 11/03/10	85,650	85,650,000
0.40%, 11/15/10	49,000	49,000,000
0.38%, 12/02/10	10,000	10,000,000

		198,686,565

Total Investments (Cost $3,224,087,591*) — 100.1%		3,224,087,591
Liabilities in Excess of Other Assets — (0.1)%		(1,641,850)

Net Assets — 100.0%		$3,222,445,741

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (concluded)	MuniFund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$3,224,087,591	—	$3,224,087,591

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	41

Schedule of Investments October 31, 2010	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 95.8%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty),
0.29%, 11/01/10(a)	$15,700	$15,700,000
Berkeley Unified School District GO Series 2009 TRAN,
1.75%, 11/23/10	2,400	2,401,900
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.30%, 11/07/10(a)	6,100	6,100,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.28%, 11/07/10(a)	2,175	2,175,000
California Educational Facilities Authority RB (Stanford University Project) Series 2010S-3 TECP,
0.40%, 3/23/11	3,600	3,600,000
California Educational Facilities Authority RB Series 2010A Notes,
2.00%, 7/01/11	4,200	4,239,863
California GO (Daily Kindergarten University Project) Series 2004A-2 VRDN (State Street Bank & Trust Co. LOC, California Teacher’s Retirement System LOC),
0.25%, 11/01/10(a)	5,150	5,150,000
California GO (Daily Kindergarten University Project) Series 2004A-6 VRDN (Citibank N.A. LOC, CalSTRS LOC),
0.25%, 11/07/10(a)	5,500	5,500,000
California GO Municipal Trust Receipts Floaters Series 2003C-1 VRDN (Bank of America N.A. LOC),
0.26%, 11/07/10(a)(b)(c)	2,600	2,600,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 11/07/10(a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 11/07/10(a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	1,300	1,300,000
California GO Series 2005B-6 VRDN (KBC Bank N.V. LOC),
0.28%, 11/01/10(a)	1,700	1,700,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.32%, 11/07/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009B VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 11/01/10(a)	5,225	5,225,000
California RB Municipal Trust Receipts Floaters Series 2010-3223 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.38%, 11/07/10(a)(b)(c)	4,300	4,300,000
California School Cash Reserve Program Authority RB Series 2010A TRAN,
2.00%, 3/01/11	2,500	2,510,235
California School Cash Reserve Program Authority RB Series 2010B TRAN:
2.50%, 12/30/10	3,000	3,007,689
2.00%, 6/01/11	2,000	2,012,657
California School Cash Reserve Program Authority RB Series 2010C TRAN,
2.00%, 3/01/11	1,500	1,506,881
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	3,000	3,012,281
California School Cash Reserve Program Authority RB Series 2010E TRAN,
2.50%, 12/30/10	4,900	4,912,559
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	1,600	1,612,454
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,500	2,510,843
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN,
0.25%, 11/07/10(a)	3,500	3,500,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC),
0.38%, 11/07/10(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (BHAC-CR Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,500	5,500,000
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.22%, 11/07/10(a)	6,900	6,900,000
California Statewide Communities Development Authority RB Series 2010A-1 TRAN,
2.00%, 6/30/11	1,400	1,413,042
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA),
0.28%, 11/07/10(a)	7,600	7,600,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (Dexia Credit Local SBPA),
0.28%, 11/07/10(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2010A-1 Mandatory Put Bonds,
0.28%, 12/01/10(a)	10,500	10,500,000
East Bay Municipal Utility District Water System Series 2010 TECP:
0.38%, 11/09/10-1/12/11	8,700	8,700,000
0.40%, 11/09/10-12/13/10	12,200	12,200,000
Fremont COP Series 2008 VRDN (U.S. Bank N.A. LOC),
0.24%, 11/07/10(a)	5,000	5,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 11/07/10(a)(b)(c)	21,815	21,815,000
Long Beach GO Series 2010 TRAN,
2.00%, 9/30/11	1,745	1,770,686
Los Angeles County Schools COP Series 2010D-1 TRAN (GO of Participants),
2.00%, 6/30/11	1,000	1,009,556
Los Angeles County Schools COP Series 2010F-1 TRAN (GO of Participants),
2.00%, 2/28/11	2,900	2,908,845

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Barclays Bank Plc SBPA),
0.21%, 11/07/10(a)	$11,200	$11,200,000
Los Angeles GO Series 2010 TRAN,
2.00%, 4/21/11	1,700	1,711,091
Los Angeles RB Series 2010 ROC-RR-II-R-13101CE VRDN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty),
0.30%, 11/07/10(a)(b)(c)	4,600	4,600,000
Los Angeles Unified School District GO Series 2010A COP,
1.00%, 12/01/10	1,400	1,400,608
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,800	4,841,855
Metropolitan Water District of Southern California Waterworks RB Series 2000B-3 VRDN (BNP Paribas LOC),
0.21%, 11/01/10(a)	8,900	8,900,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 VRDN (Lloyds TSB Bank Plc SBPA),
0.29%, 11/01/10(a)	4,600	4,600,000
Metropolitan Water District of Southern California Waterworks RB Series 2010A VRDN,
0.21%, 11/07/10(a)	5,000	5,000,000
Milpitas Unified School District GO Series 2010 TRAN,
5.50%, 6/30/11	1,900	1,917,703
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 11/07/10(a)(b)	10,000	10,000,000
Pittsburg Unified School District GO Series 2010 TAN,
2.00%, 2/01/11	1,900	1,905,219
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	2,300	2,314,824
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	3,800	3,836,179
San Diego County School District RB Series 2010B-1 TRAN,
2.00%, 1/31/11	1,000	1,003,134
San Diego County School District RB Series 2010B-2 TRAN,
2.00%, 4/29/11	4,800	4,825,691
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,500	4,542,206
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.30%, 11/07/10(a)	6,900	6,900,000
San Francisco County Transportation TECP (Landesbank Baden-Wuerttemberg Girozentrale Guaranty),
0.30%, 1/13/11	6,250	6,250,000
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,000	5,000,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank LOC),
0.25%, 11/07/10(a)	2,490	2,490,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Municipal Guaranty Corp., PB Capital Corp. Liquidity Facility),
0.31%, 11/07/10(a)(b)(c)	4,135	4,135,000
Santa Barbara County Schools Financing Authority RB Series 2010 TRAN,
2.00%, 6/30/11	1,900	1,918,090
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking SBPA),
0.26%, 11/07/10(a)	6,800	6,800,000
Stockton Public Financing Authority RB (Delta Water Supply Project) Series 2010A VRDN (Union Bank LOC),
0.26%, 11/07/10(a)	2,300	2,300,000

		308,786,091

Puerto Rico — 4.0%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.41%, 11/07/10(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Municipal Guaranty Corp., Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),

0.30%, 11/07/10(a)(b)(c)	2,825	2,825,000

		12,825,000

Total Investments (Cost $321,611,091*) — 99.8%		321,611,091
Other Assets Less Liabilities — 0.2%		517,525

Net Assets — 100.0%		$322,128,616

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$321,611,091	—	$321,611,091

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	43

Schedule of Investments October 31, 2010	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.0%
Beekmantown Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/07/11	$833	$837,113
Bronxville Union Free School District GO Series 2010 BAN,
1.25%, 9/23/11	710	714,731
Clinton County GO Series 2010 BAN,
1.25%, 7/15/11	808	810,935
Copiague Union Free School District GO Series 2010 TAN,
1.50%, 6/30/11	1,360	1,368,567
East Rockaway Union Free School District GO Series 2010 TAN,
1.25%, 6/23/11	725	727,903
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.45%, 11/07/10(a)	2,270	2,270,000
Harrison Village GO Series 2009 BAN,
1.25%, 12/23/10	575	575,306
Harrison Village GO Series 2010 BAN,
1.00%, 3/17/11	1,800	1,802,005
Irvington Union Free School District GO Series 2010 TAN,
1.25%, 6/17/11	1,025	1,029,452
Kenmore Tonawanda Union Free School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.50%, 9/08/11	1,275	1,283,613
Levittown Union Free School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/15/11	915	919,467
Merrick Union Free School District GO Series 2010 TAN,
1.25%, 6/24/11	665	668,421
Metropolitan Washington Airports Authority System RB Sub-Series 2010C-2 VRDN (Barclays Bank Plc LOC),
0.33%, 3/01/11	4,200	4,200,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC),
0.25%, 11/07/10(a)	2,210	2,210,000
Mount Vernon GO Series 2010 BAN,
1.25%, 7/15/11	1,210	1,214,379
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 11/07/10(a)(b)(c)	9,325	9,325,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.27%, 11/07/10(a)	3,000	3,000,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.28%, 11/07/10(a)	3,975	3,975,000
New York City GO Series 2001A-6 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 11/01/10(a)	2,190	2,190,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.28%, 11/07/10(a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking LOC),
0.28%, 11/07/10(a)	2,300	2,300,000
New York City GO Series 2006H-2 VRDN (Dexia Credit Local LOC),
0.27%, 11/01/10(a)	3,000	3,000,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC),
0.24%, 11/01/10(a)	2,500	2,500,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local SBPA),
0.31%, 11/01/10(a)	10,000	10,000,000
New York City GO Series 2008 ROC-RR-11-R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	5,170	5,170,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 11/01/10(a)	4,645	4,645,000
New York City Housing Development Corp. Multifamily Housing RB Series 2008M VRDN,
0.48%, 9/30/11	2,260	2,260,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.26%, 11/07/10(a)	8,850	8,850,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	3,900	3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.25%, 11/01/10(a)	7,900	7,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (BNP Paribas SBPA),
0.24%, 11/01/10(a)	2,200	2,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2008BB-2 VRDN (Landesbank Hessen-Thueringen Girozentrale SBPA),
0.29%, 11/01/10(a)	1,350	1,350,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	1,600	1,600,000
New York City Municipal Water TECP,
0.39%, 1/18/11	4,250	4,250,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Bayerische Landesbank Girozentrale SBPA),
0.29%, 11/01/10(a)	7,100	7,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA),
0.23%, 11/01/10(a)	7,400	7,400,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1C VRDN (JPMorgan Chase Bank Liquidity Facility),
0.29%, 11/01/10(a)	1,625	1,625,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-2F VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.30%, 11/01/10(a)	5,900	5,900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York SBPA),
0.24%, 11/07/10(a)	3,300	3,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 11/01/10(a)	5,800	5,800,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Transitional Finance Authority RB Sub-Series 2002-2A VRDN (Dexia Credit Local Liquidity Facility),
0.30%, 11/01/10(a)	$2,600	$2,600,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.29%, 11/01/10(a)	7,500	7,500,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.23%, 11/07/10(a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN,
0.20%, 11/07/10(a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA),
0.26%, 11/07/10(a)	7,300	7,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC),
0.24%, 11/07/10(a)	3,195	3,195,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	8,800	8,800,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility),
0.28%, 11/07/10(a)(b)(c)	2,000	2,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA),
0.28%, 11/07/10(a)	2,500	2,500,000
New York Housing Finance Agency RB Series 2003M-1 VRDN (Bank of America N.A. LOC),
0.26%, 11/07/10(a)	10,860	10,860,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.28%, 11/07/10(a)	4,000	4,000,000
New York Mortgage Agency RB Series 2008-159 VRDN (Bank of America N.A. LOC),
0.30%, 11/07/10(a)	7,500	7,500,000
New York Power Authority TECP,
0.40%, 1/13/11	2,450	2,450,000
North Colonie Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 5/27/11	628	630,543
Orchard Park Township GO Series 2010 BAN,
1.25%, 10/26/11	830	835,681
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC),
0.45%, 11/07/10(a)	575	575,000
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Liquidity Facility),
0.29%, 11/07/10(a)(b)(c)	1,000	1,000,000
Ramapo GO Series 2009 BAN,
1.50%, 12/15/10	775	775,931
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 11/07/10(a)	1,200	1,200,000
Rockland County Industrial Development Agency RB (Dominican College Project) Series 2004A VRDN (TD Bank N.A. LOC),
0.29%, 11/07/10(a)	7,200	7,200,000
Rondout Valley Central School District Accord GO Series 2010 BAN,
1.25%, 6/15/11	1,800	1,806,643
Sachem Central School District GO Series 2010 TAN,
1.50%, 6/23/11	1,300	1,309,237
Scotia-Glenville Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 8/12/11	1,225	1,230,681
Tarrytown GO Series 2009C BAN,
1.25%, 11/12/10	2,227	2,227,521
Tonawanda Town GO Series 2010 BAN,
1.50%, 9/08/11	610	614,803
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA),
0.32%, 11/07/10(a)	3,900	3,900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.29%, 11/07/10(a)	4,830	4,830,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.25%, 11/07/10(a)	2,340	2,340,000
Westhampton Beach Union Free School District GO Series 2010 TAN (State Aid Withholding Insurance),
1.25%, 6/30/11	1,465	1,472,922

		233,745,854

Puerto Rico — 0.6%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 11/07/10(a)	1,500	1,500,000

Total Investments (Cost $235,245,854*) — 99.6%		235,245,854
Other Assets Less Liabilities — 0.4%		1,004,246

Net Assets — 100.0%		$236,250,100

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	45

Schedule of Investments (concluded)	New York Money Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$235,245,854	—	$235,245,854

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Statements of Assets and Liabilities

October 31, 2010	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets
Investments at value[1]	$241,056,444	$7,409,332,860	$8,215,827,721	$63,832,731,359	$2,717,468,444
Repurchase agreements at value - affiliated[2]	—	32,400,000	—	—	—
Repurchase agreements at value - unaffiliated[3]	—	6,507,641,000	462,452,000	5,525,367,000	3,812,539,000
Cash	1,000	339,792	680,659	6,336,156	189
Interest receivable - unaffiliated	84,688	1,733,734	2,555,777	26,212,805	836,281
Receivable from advisor	333	—	—	—	—
Prepaid expenses	25,896	89,614	132,768	572,500	108,838

Total assets	241,168,361	13,951,537,000	8,681,648,925	69,391,219,820	6,530,952,752

Liabilities
Investments purchased payable	—	—	149,713,972	231,227,952	—
Management fees payable	25,138	2,177,553	1,081,734	9,959,461	1,026,628
Income dividends payable	5,893	408,086	949,716	6,109,673	103,477
Other affiliates payable	3,308	77,183	35,689	355,036	43,625
Officer’s and Trustees’ fees payable	1,414	13,516	7,061	68,825	10,726
Service and distribution fees payable	289	48,033	134,658	751,896	18,763
Other accrued expenses payable	45,193	290,273	255,023	1,217,628	144,264

Total liabilities	81,235	3,014,644	152,177,853	249,690,471	1,347,483

Net Assets	$241,087,126	$13,948,522,356	$8,529,471,072	$69,141,529,349	$6,529,605,269

Net Assets Consist of
Paid-in capital	$241,067,332	$13,947,746,886	$8,528,872,353	$69,138,911,403	$6,529,398,073
Accumulated net realized gain	19,794	775,470	598,719	2,617,946	207,196

Net Assets	$241,087,126	$13,948,522,356	$8,529,471,072	$69,141,529,349	$6,529,605,269

[1] Investments at cost	$241,056,444	$7,409,332,860	$8,215,827,721	$63,832,731,359	$2,717,468,444
[2] Repurchase agreements at cost - affiliated	—	$32,400,000	—	—	—
[3] Repurchase agreements at cost - unaffiliated	—	$6,507,641,000	$462,452,000	$5,525,367,000	$3,812,539,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	47

Statements of Assets and Liabilities (continued)

October 31, 2010	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional
Net assets	$217,012,784	$13,129,907,671	$7,833,532,308	$64,366,169,687	$5,571,098,617
Shares outstanding[4]	216,991,585	13,129,238,153	7,832,889,800	64,363,174,219	5,570,902,912
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net assets	$23,316,330	$590,681,651	$680,295,887	$1,820,807,366	$406,681,672
Shares outstanding[4]	23,318,303	590,599,563	680,331,272	1,821,205,031	406,677,700
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net assets	$250,004	$13,630,436	—	$613,283,345	$254,091,193
Shares outstanding[4]	250,006	13,629,257	—	613,253,557	254,088,520
Net asset value	$1.00	$1.00	—	$1.00	$1.00
Cash Reserve
Net assets	—	$2,243,761	—	$33,626,676	—
Shares outstanding[4]	—	2,243,925	—	33,622,651	—
Net asset value	—	$1.00	—	$1.00	—
Administration
Net assets	$508,008	$47,616,397	$15,642,877	$1,681,583,186	$35,370,066
Shares outstanding[4]	508,060	47,605,660	15,651,281	1,681,670,460	35,363,294
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Select
Net assets	—	$130,268,192	—	$563,558,612	$261,679,287
Shares outstanding[4]	—	130,260,283	—	563,532,674	261,681,208
Net asset value	—	$1.00	—	$1.00	$1.00
Private Client
Net assets	—	$25,917,952	—	$19,942,060	—
Shares outstanding[4]	—	25,919,418	—	19,943,461	—
Net asset value	—	$1.00	—	$1.00	—
Premier
Net assets	—	$8,256,296	—	$42,558,417	$684,434
Shares outstanding[4]	—	8,250,626	—	42,509,350	684,439
Net asset value	—	$1.00	—	$1.00	$1.00

4	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Statements of Assets and Liabilities (continued)

October 31, 2010	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value[1]	$3,247,047,772	$804,974,718	$3,224,087,591	$321,611,091	$235,245,854
Cash	29	24,779	40,482	—	879,470
Interest receivable	165,846	959,090	4,352,757	699,768	203,738
Investments sold receivable	—	17,521,671	—	—	—
Receivable from advisor	—	565	—	6	—
Prepaid expenses	47,319	36,276	84,368	24,662	12,960

Total assets	3,247,260,966	823,517,099	3,228,565,198	322,335,527	236,342,022

Liabilities
Bank overdraft	—	—	—	64,820	—
Investments purchased payable	—	—	5,271,382	—	—
Management fees payable	406,797	119,596	479,093	46,755	30,782
Other affiliates payable	21,609	7,557	30,165	6,239	3,273
Income dividends payable	21,500	73,256	169,263	37,362	14,187
Officer’s and Trustees’ fees payable	6,114	2,458	7,639	1,696	1,184
Service and distribution fees payable	—	12,739	56,668	6,502	3,576
Other accrued expenses payable	101,142	50,829	105,247	43,537	38,920

Total liabilities	557,162	266,435	6,119,457	206,911	91,922

Net Assets	$3,246,703,804	$823,250,664	$3,222,445,741	$322,128,616	$236,250,100

Net Assets Consist of
Paid-in capital	$3,246,584,913	$823,234,796	$3,222,485,634	$322,127,036	$236,237,100
Undistributed net investment income	—	10,033	2,306	—	—
Accumulated net realized gain (loss)	118,891	5,835	(42,199)	1,580	13,000

Net Assets	$3,246,703,804	$823,250,664	$3,222,445,741	$322,128,616	$236,250,100

[1] Investments at cost	$3,247,047,772	$804,974,718	$3,224,087,591	$321,611,091	$235,245,854

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	49

Statements of Assets and Liabilities (concluded)

October 31, 2010	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional
Net assets	$2,879,899,997	$736,547,436	$2,584,701,478	$280,309,441	$192,927,667
Shares outstanding[2]	2,879,850,573	736,516,864	2,584,581,439	279,902,472	192,404,614
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net assets	$220,837,345	$86,388,920	$103,206,150	$15,956,589	$535,327
Shares outstanding[2]	220,807,495	86,357,590	103,215,205	15,948,801	533,965
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net assets	$33,187,427	—	$22,810,665	$4,770	$6,749,712
Shares outstanding[2]	33,161,454	—	22,821,028	4,769	6,741,610
Net asset value	$1.00	—	$1.00	$1.00	$1.00
Cash Reserve
Net assets	—	$314,308	—	—	—
Shares outstanding[2]	—	314,293	—	—	—
Net asset value	—	$1.00	—	—	—
Administration
Net assets	$112,779,035	—	$481,305,194	$2,545,374	$12,067,112
Shares outstanding[2]	112,765,391	—	481,266,967	2,543,160	12,048,575
Net asset value	$1.00	—	$1.00	$1.00	$1.00
Select
Net assets	—	—	$19,189,949	$16,657,604	$15,197,957
Shares outstanding[2]	—	—	19,188,021	16,633,470	15,191,365
Net asset value	—	—	$1.00	$1.00	$1.00
Private Client
Net assets	—	—	$4,071,953	$4,380,906	$8,648,027
Shares outstanding[2]	—	—	4,071,837	4,375,970	8,638,075
Net asset value	—	—	$1.00	$1.00	$1.00
Premier
Net assets	—	—	$7,160,352	$2,273,932	$124,298
Shares outstanding[2]	—	—	7,160,554	2,270,401	124,086
Net asset value	—	—	$1.00	$1.00	$1.00

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Statements of Operations

Year Ended October 31, 2010	Federal Trust Fund	FedFund	TempCash
Investment Income
Interest	$592,805	$35,801,373	$26,130,375
Interest - affiliated	—	48,413	—

Total investment income	592,805	35,849,786	26,130,375

Expenses
Management	837,107	27,180,546	16,826,631
Service and distribution - class specific	53,865	3,661,936	1,954,069
Registration	38,237	83,215	58,968
Professional	34,292	217,658	124,877
Transfer agent	20,575	488,948	221,979
Custodian	10,472	364,849	206,859
Printing	4,872	70,648	71,708
Officer and Trustees	4,731	138,669	63,403
Miscellaneous	45,619	300,494	159,989

Total expenses	1,049,770	32,506,963	19,688,483
Less management fees waived	(432,771)	(1,894,495)	(4,989,687)
Less service and distribution fees waived - class specific	(51,961)	(3,040,149)	(501,509)
Less fees paid indirectly	(338)	(4,987)	(1,652)

Total expenses after fees waived and paid indirectly	564,700	27,567,332	14,195,635

Net investment income	28,105	8,282,454	11,934,740

Realized Gain
Net realized gain from:
Investments	25,267	315,892	515,285

Net Increase in Net Assets Resulting from Operations	$53,372	$8,598,346	$12,450,025

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	51

Statements of Operations (continued)

Year Ended October 31, 2010	TempFund	T-Fund	Treasury Trust Fund
Investment Income
Interest	$223,876,255	$14,710,634	$4,726,164
Interest - affiliated	167,413	—	—

Total investment income	224,043,668	14,710,634	4,726,164

Expenses
Management	116,183,726	15,835,981	8,326,209
Service and distribution - class specific	20,778,861	4,530,211	944,515
Transfer agent	2,159,400	258,151	136,006
Custodian	1,474,785	196,568	79,863
Professional	856,744	137,361	80,792
Officer and Trustees	655,959	79,642	40,334
Printing	372,913	32,921	19,359
Registration	92,170	68,995	39,301
Miscellaneous	1,125,443	171,054	116,026

Total expenses	143,700,001	21,310,884	9,782,405
Less management fees waived	(4,963,719)	(3,244,865)	(4,111,064)
Less service and distribution fees waived - class specific	(11,631,693)	(4,400,582)	(944,511)
Less fees paid indirectly	(12,081)	(2,031)	(1,108)

Total expenses after fees waived and paid indirectly	127,092,508	13,663,406	4,725,722

Net investment income	96,951,160	1,047,228	442

Realized Gain
Net realized gain from:
investments	2,532,383	151,139	158,882

Net Increase in Net Assets Resulting from Operations	$99,483,543	$1,198,367	$159,324

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Statements of Operations (concluded)

Year Ended October 31, 2010	MuniCash	MuniFund	California Money Fund	New York Money Fund
Investment Income
Interest	$3,748,285	$14,643,860	$1,643,034	$919,324

Total investment income	3,748,285	14,643,860	1,643,034	919,324

Expenses
Management	3,446,784	11,775,831	1,715,585	1,096,412
Service and distribution - class specific	270,572	1,886,990	382,365	180,490
Registration	60,024	90,126	24,362	16,936
Transfer agent	45,427	175,302	38,732	22,064
Professional	38,891	85,399	35,430	31,962
Custodian	36,809	111,929	17,739	12,657
Printing	13,629	32,134	8,978	5,680
Officer and Trustees	11,402	47,426	6,171	4,138
Miscellaneous	28,595	146,742	18,337	16,317

Total expenses	3,952,133	14,351,879	2,247,699	1,386,656
Less management fees waived	(1,698,676)	(3,656,373)	(947,749)	(619,358)
Less service and distribution fees waived - class specific	(78,506)	(1,008,468)	(280,178)	(142,860)
Less fees paid indirectly	(1,048)	(5,171)	(2,361)	(369)

Total expenses after fees waived and paid indirectly	2,173,903	9,681,867	1,017,411	624,069

Net investment income	1,574,382	4,961,993	625,623	295,255

Realized Gain
Net realized gain from:
investments	22,932	40,957	29,696	13,000

Net Increase in Net Assets Resulting from Operations	$1,597,314	$5,002,950	$655,319	$308,255

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	53

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$28,105	$1,924,970	$8,282,454	$59,418,900
Net realized gain	25,267	59,582	315,892	1,413,012

Net increase in net assets resulting from operations	53,372	1,984,552	8,598,346	60,831,912

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(28,105)	(1,464,210)	(8,281,570)	(56,052,866)
Dollar	—	(460,760)	(259)	(2,511,532)
Cash Management	—	—	(6)	(30,599)
Cash Reserve	—	—	(1)	(7,223)
Administration	—	(1)	(227)	(441,718)
Select	—	—	(57)	(119,776)
Premier Choice	—	—	—	(2)
Private Client	—	—	(12)	(129,741)
Premier	—	—	(15)	(125,435)
Net realized gain:
Institutional	(128,354)	(71,468)	(712,022)	(178,575)
Dollar	(7,598)	(4,961)	(36,759)	(9,815)
Cash Management	(7)	—	(1,190)	(339)
Cash Reserve	—	—	(182)	(53)
Administration	(66)	(17)	(4,148)	(1,247)
Select	—	—	(8,918)	(2,516)
Private Client	—	—	(1,868)	(514)
Premier	—	—	(3,713)	(1,149)

Decrease in net assets resulting from dividends and distributions to shareholders	(164,130)	(2,001,417)	(9,050,947)	(59,613,100)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(153,622,170)	(88,621,877)	(1,218,340,226)	3,192,452,292

Net Assets
Total increase (decrease) in net assets	(153,732,928)	(88,638,742)	(1,218,792,827)	3,193,671,104
Beginning of period	394,820,054	483,458,796	15,167,315,183	11,973,644,079

End of period	$241,087,126	$394,820,054	$13,948,522,356	$15,167,315,183

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

TempCash		TempFund		T-Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2010	2009	2010	2009	2010	2009
$11,934,740	$76,515,418	$96,951,160	$546,361,021	$1,047,228	$16,811,498
515,285	1,701,898	2,532,383	6,422,427	151,139	996,391

12,450,025	78,217,316	99,483,543	552,783,448	1,198,367	17,807,889

(11,898,598)	(69,387,835)	(95,805,188)	(479,147,712)	(1,020,515)	(16,367,180)
(10,866)	(6,701,404)	(725)	(40,174,944)	(10,701)	(218,510)
—	(307)	—	(4,961,922)	(6,141)	(39,262)
—	—	—	(55,813)	—	—
(23,631)	(425,873)	(1,132,155)	(16,978,640)	(1,095)	(22,913)
—	—	(3)	(2,857,507)	(6,261)	(90,344)
—	—	—	(4)	—	—
—	—	—	(583,205)	—	(154)
—	—	(7)	(1,601,245)	(2,515)	(73,135)
(162,847)	—	(380,205)	—	(516,487)	(634,869)
(17,389)	—	(16,155)	—	(26,948)	(38,204)
—	—	(4,233)	—	(25,293)	(50,534)
—	—	(214)	—	—	—
(635)	—	(10,781)	—	(2,829)	(4,196)
—	—	(4,286)	—	(18,055)	(25,185)
—	—	(159)	—	—	(26)
—	—	(788)	—	(7,032)	(11,885)

(12,113,966)	(76,515,419)	(97,354,899)	(546,360,992)	(1,643,872)	(17,576,397)

606,943,678	785,448,828	2,618,854,312	11,438,624,904	(409,152,730)	(13,453,341,070)

607,279,737	787,150,725	2,620,982,956	11,445,047,360	(409,598,235)	(13,453,109,578)
7,922,191,335	7,135,040,610	66,520,546,393	55,075,499,033	6,939,203,504	20,392,313,082

$8,529,471,072	$7,922,191,335	$69,141,529,349	$66,520,546,393	$6,529,605,269	$6,939,203,504

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	55

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$442	$5,893,750	$1,574,382	$4,468,373
Net realized gain (loss)	158,882	343,681	22,932	421

Net increase in net assets resulting from operations	159,324	6,237,431	1,597,314	4,468,794

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(5,569,194)	(1,574,195)	(3,979,073)
Dollar	(286)	(195,708)	(187)	(489,299)
Cash Management	(42)	(7,999)	—	—
Administration	(114)	(120,848)	—	—
Select	—	—	—	—
Premier Choice	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—
Net realized gain:
Institutional	(381,673)	(887,982)	—	—
Dollar	(17,285)	(30,465)	—	—
Cash Management	(3,809)	(13,423)	—	—
Administration	(11,496)	(35,648)	—	—
Select	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(414,705)	(6,861,267)	(1,574,382)	(4,468,372)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,270,888,696)	(3,127,527,154)	(193,308,688)	466,849,376

Net Assets
Total increase (decrease) in net assets	(1,271,144,077)	(3,128,150,990)	(193,285,756)	466,849,798
Beginning of period	4,517,847,881	7,645,998,871	1,016,536,420	549,686,622

End of period	$3,246,703,804	$4,517,847,881	$823,250,664	$1,016,536,420

Undistributed net investment income	—	—	$10,033	$10,031

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

MuniFund		California Money Fund		New York Money Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2010	2009	2010	2009	2010	2009
$4,961,993	$26,255,868	$625,623	$2,786,181	$295,255	$1,890,118
40,957	(959)	29,696	103,219	13,000	19,487

5,002,950	26,254,909	655,319	2,889,400	308,255	1,909,605

(4,782,153)	(21,193,503)	(624,011)	(2,702,502)	(292,141)	(1,780,026)
(45)	(873,007)	(7)	(26,657)	—	(17,162)
(19)	(274,351)	—	(25)	—	(20,917)
(179,733)	(3,390,953)	(1,596)	(9,649)	(3,109)	(49,193)
(10)	(23,612)	(7)	(18,487)	(2)	(3,072)
—	(2)	—	(1)	—	(2)
(1)	(56,335)	(1)	(17,725)	(3)	(15,764)
(32)	(444,103)	(1)	(11,135)	—	(3,982)
—	—	(3,537)	—	(1,759)	—
—	—	(157)	—	(6)	—
—	—	—	—	(52)	—
—	—	(25)	—	(63)	—
—	—	(306)	—	(17)	—
—	—	(40)	—	(33)	—
—	—	(49)	—	(12)	—

(4,961,993)	(26,255,866)	(629,737)	(2,786,181)	(297,197)	(1,890,118)

(2,241,360,768)	1,615,035,011	(210,476,801)	(230,312,371)	(158,433,322)	(60,255,124)

(2,241,319,811)	1,615,034,054	(210,451,219)	(230,209,152)	(158,422,264)	(60,235,637)
5,463,765,552	3,848,731,498	532,579,835	762,788,987	394,672,364	454,908,001

$3,222,445,741	$5,463,765,552	$322,128,616	$532,579,835	$236,250,100	$394,672,364

$2,306	$2,306	—	$160	—	$18

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	57

Financial Highlights	Federal Trust Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0043	0.0283	0.0503	0.0459	0.0000	0.0026	0.0258	0.0478	0.0434
Net realized gain	0.0003	0.0002	—	—	—	0.0003	0.0002	—	—	—

Net increase from investment operations	0.0004	0.0045	0.0283	0.0503	0.0459	0.0003	0.0028	0.0258	0.0478	0.0434

Dividends and distributions from:
Net investment income	(0.0001)	(0.0043)	(0.0283)	(0.0503)	(0.0459)	(0.0000)	(0.0026)	(0.0258)	(0.0478)	(0.0434)
Net realized gain	(0.0003)	(0.0002)	—	—	—	(0.0003)	(0.0002)	—	—	—

Total dividends and distributions	(0.0004)	(0.0045)	(0.0283)	(0.0503)	(0.0459)	(0.0003)	(0.0028)	(0.0258)	(0.0478)	(0.0434)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%	0.45%	2.86%	5.15%	4.68%	0.03%	0.28%	2.61%	4.89%	4.42%

Ratios to Average Net Assets
Total expenses	0.32%	0.33%	0.30%	0.32%	0.36%	0.57%	0.58%	0.56%	0.57%	0.60%

Total expenses after fees waived and paid indirectly	0.18%	0.23%	0.20%	0.20%	0.20%	0.19%	0.43%	0.45%	0.45%	0.45%

Net investment income	0.01%	0.47%	2.88%	5.02%	4.56%	0.00%	0.30%	2.34%	4.77%	4.34%

Supplemental Data
Net assets, end of year (000)	$217,013	$374,728	$314,886	$331,909	$105,242	$23,316	$19,993	$168,573	$43,013	$37,625

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	Federal Trust Fund

	Cash Management	Administration
	Period September 24, 2010[2] to October 31, 2010	Year Ended October 31, 2010	Period April 24, 2009[3] to October 31, 2009	Period November 1, 2007 to August 12, 2008[3]	Period June 1, 2007[2] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0232	0.0201
Net realized gain	—	0.0003	0.0002	—	—

Net increase in investment operations	0.0000	0.0003	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	—	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0003)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[4]	0.03%	0.03%[4]	2.34%[4]	2.01%[4]

Ratios to Average Net Assets
Total expenses	0.97%[5]	0.42%	0.43%[5]	0.39%[5]	0.40%[5]

Total expenses after fees waived and paid indirectly	0.24%[5]	0.21%	0.25%[5]	0.30%[5]	0.30%[5]

Net investment income	0.00%[5]	0.00%	0.00%[5]	3.15%[5]	4.88%[5]

Supplemental Data
Net assets, end of period (000)	$250	$508	$99	—	$33,680

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

4	Aggregate total investment return.

5	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	59

Financial Highlights (continued)	FedFund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0042	0.0289	0.0507	0.0463
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0007	0.0042	0.0289	0.0507	0.0463

Dividends and distributions from:
Net investment income	(0.0006)	(0.0042)	(0.0289)	(0.0507)	(0.0463)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0007)	(0.0042)	(0.0289)	(0.0507)	(0.0463)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%	0.42%	2.93%	5.19%	4.73%

Ratios to Average Net Assets
Total expenses	0.21%	0.23%	0.22%	0.27%	0.28%

Total expenses after fees waived and paid indirectly	0.20%	0.22%	0.20%	0.20%	0.20%

Net investment income	0.07%	0.39%	2.74%	5.04%	4.64%

Supplemental Data
Net assets, end of year (000)	$13,129,908	$13,937,909	$10,300,496	$4,583,892	$2,417,594

	Dollar					Cash Management
	Year Ended October 31,					Year Ended October 31,		Period August 12, 2008[2] to October 31, 2008
	2010	2009	2008	2007	2006	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0022	0.0264	0.0482	0.0438	0.0000	0.0012	0.0032
Net realized gain	0.0001	—	—	—	—	0.0001	—	—

Net increase from investment operations	0.0001	0.0022	0.0264	0.0482	0.0438	0.0001	0.0012	0.0032

Dividends and distributions from:
Net investment income	(0.0000)	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	(0.0001)	—	—	—	—	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0001)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.22%	2.68%	4.93%	4.47%	0.01%	0.12%	0.32%[3]

Ratios to Average Net Assets
Total expenses	0.46%	0.48%	0.48%	0.52%	0.53%	0.71%	0.73%	0.72%[4]

Total expenses after fees waived and paid indirectly	0.26%	0.43%	0.45%	0.45%	0.45%	0.26%	0.51%	0.69%[4]

Net investment income	0.00%	0.23%	2.50%	4.83%	4.46%	0.00%	0.12%	1.45%[4]

Supplemental Data
Net assets, end of period (000)	$590,682	$778,298	$1,148,784	$683,594	$415,040	$13,630	$26,633	$25,057

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	FedFund

	Cash Reserve
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0016	0.0250	0.0467	0.0423
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0016	0.0250	0.0467	0.0423

Dividends and distributions from:
Net investment income	(0.0000)	(0.0016)	(0.0250)	(0.0467)	(0.0423)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0016)	(0.0250)	(0.0467)	(0.0423)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.16%	2.52%	4.78%	4.31%

Ratios to Average Net Assets
Total expenses	0.61%	0.63%	0.63%	0.66%	0.68%

Total expenses after fees waived and paid indirectly	0.26%	0.48%	0.60%	0.60%	0.60%

Net investment income	0.00%	0.16%	2.18%	4.61%	4.26%

Supplemental Data
Net assets, end of year (000)	$2,244	$4,046	$4,336	$1,183	$1,082

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0032	0.0280	0.0497	0.0453
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0032	0.0280	0.0497	0.0453

Dividends and distributions from:
Net investment income	(0.0000)	(0.0032)	(0.0280)	(0.0497)	(0.0453)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0032)	(0.0280)	(0.0497)	(0.0453)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.32%	2.83%	5.09%	4.63%

Ratios to Average Net Assets
Total expenses	0.31%	0.33%	0.32%	0.38%	0.38%

Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.30%	0.30%	0.30%

Net investment income	0.00%	0.34%	2.51%	4.97%	4.67%

Supplemental Data
Net assets, end of year (000)	$47,616	$111,129	$134,241	$41,411	$83,069

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	61

Financial Highlights (continued)	FedFund

	Select
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0209	0.0427	0.0383
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0007	0.0209	0.0427	0.0383

Dividends and distributions from:
Net investment income	(0.0000)	(0.0007)	(0.0209)	(0.0427)	(0.0383)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0007)	(0.0209)	(0.0427)	(0.0383)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.07%	2.11%	4.36%	3.90%

Ratios to Average Net Assets
Total expenses	1.06%	1.08%	1.07%	1.12%	1.13%

Total expenses after fees waived and paid indirectly	0.26%	0.56%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.06%	2.03%	4.24%	3.86%

Supplemental Data
Net assets, end of year (000)	$130,268	$181,556	$166,590	$98,752	$52,420

	Private Client
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0013	0.0241	0.0462	0.0423
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0013	0.0241	0.0462	0.0423

Dividends and distributions from:
Net investment income	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0013)	(0.0241)	(0.0462)	(0.0423)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.13%	2.44%	4.72%	4.31%

Ratios to Average Net Assets
Total expenses	1.06%	1.08%	1.07%	1.12%	1.13%

Total expenses after fees waived and paid indirectly	0.26%	0.55%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.18%	2.59%	4.58%	4.25%

Supplemental Data
Net assets, end of year (000)	$25,918	$41,179	$102,147	$768,612	$295,307

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	FedFund

	Premier
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0013	0.0241	0.0462	0.0423
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0013	0.0241	0.0462	0.0423

Dividends and distributions from:
Net investment income	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0013)	(0.0241)	(0.0462)	(0.0423)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.13%	2.44%	4.72%	4.31%

Ratios to Average Net Assets
Total expenses	0.81%	0.83%	0.82%	0.87%	0.88%

Total expenses after fees waived and paid indirectly	0.26%	0.53%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.11%	2.47%	4.60%	4.15%

Supplemental Data
Net assets, end of year (000)	$8,256	$86,563	$91,990	$93,867	$48,396

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	63

Financial Highlights (continued)	TempCash

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0090	0.0336	0.0521	0.0471
Dividends from net investment income	(0.0019)	(0.0090)	(0.0336)	(0.0521)	(0.0471)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.19%	0.90%	3.42%	5.34%	4.82%

Ratios to Average Net Assets
Total expenses	0.25%	0.27%	0.22%	0.24%	0.23%

Total expenses after fees waived and paid indirectly	0.18%	0.21%	0.18%	0.18%	0.18%

Net investment income	0.19%	0.85%	3.46%	5.22%	4.79%

Supplemental Data
Net assets, end of year (000)	$7,833,532	$6,992,221	$6,073,793	$11,420,516	$9,769,075

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0065	0.0313	0.0496	0.0446
Dividends from net investment income	(0.0000)	(0.0065)	(0.0313)	(0.0496)	(0.0446)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.65%	3.16%	5.08%	4.56%

Ratios to Average Net Assets
Total expenses	0.50%	0.52%	0.48%	0.49%	0.48%

Total expenses after fees waived and paid indirectly	0.36%	0.46%	0.44%	0.43%	0.43%

Net investment income	0.00%	0.67%	3.07%	4.96%	4.50%

Supplemental Data
Net assets, end of year (000)	$680,296	$879,332	$1,011,158	$1,004,425	$826,331

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	TempCash

	Administration
	Year Ended October 31,		Period November 30, 2007 to October 31, 2008[3]	Period November 1, 2006 to September 24, 2007[4]	Period November 15, 2005[2] to October 31, 2006[5]
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0080	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0009)	(0.0080)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.80%	1.70%[6]	3.92%[6]	3.04%[6]

Ratios to Average Net Assets
Total expenses	0.35%	0.37%	0.33%[7]	0.34%[7]	0.34%[7]

Total expenses after fees waived and paid indirectly	0.28%	0.31%	0.28%[7]	0.28%[7]	0.28%[7]

Net investment income	0.08%	0.78%	2.51%[7]	5.12%[7]	5.01%[7]

Supplemental Data
Net assets, end of period (000)	$15,643	$50,638	$50,014	—	$25,461

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	There were no Administration Shares outstanding during the period November 1, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

4	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007 or the period September 25, 2007 to October 31, 2007.

5	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

6	Aggregate total investment return.

7	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	65

Financial Highlights (continued)	TempFund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0086	0.0338	0.0521	0.0470
Dividends from net investment income	(0.0016)	(0.0086)	(0.0338)	(0.0521)	(0.0470)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	0.87%	3.43%	5.33%	4.81%

Ratios to Average Net Assets
Total expenses	0.19%	0.21%	0.19%	0.20%	0.20%

Total expenses after fees waived and paid indirectly	0.18%	0.21%	0.18%	0.18%	0.18%

Net investment income	0.16%	0.83%	3.33%	5.22%	4.78%

Supplemental Data
Net assets, end of year (000)	$64,366,170	$58,792,099	$43,874,587	$50,720,755	$25,788,255

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0062	0.0313	0.0496	0.0445
Dividends from net investment income	(0.0000)	(0.0062)	(0.0313)	(0.0496)	(0.0445)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.62%	3.18%	5.07%	4.55%

Ratios to Average Net Assets
Total expenses	0.44%	0.46%	0.44%	0.45%	0.45%

Total expenses after fees waived and paid indirectly	0.34%	0.45%	0.43%	0.43%	0.43%

Net investment income	0.00%	0.68%	3.14%	4.95%	4.44%

Supplemental Data
Net assets, end of year (000)	$1,820,807	$3,788,512	$6,546,254	$6,310,899	$4,971,729

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0045	0.0288	0.0471	0.0420
Dividends from net investment income	(0.0000)	(0.0045)	(0.0288)	(0.0471)	(0.0420)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.45%	2.92%	4.81%	4.28%

Ratios to Average Net Assets
Total expenses	0.69%	0.71%	0.69%	0.70%	0.70%

Total expenses after fees waived and paid indirectly	0.35%	0.62%	0.68%	0.68%	0.68%

Net investment income	0.00%	0.48%	2.77%	4.71%	4.24%

Supplemental Data
Net assets, end of year (000)	$613,283	$835,930	$1,155,402	$724,122	$358,944

	Cash Reserve
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0051	0.0298	0.0481	0.0430
Dividends from net investment income	(0.0000)	(0.0051)	(0.0298)	(0.0481)	(0.0430)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.51%	3.02%	4.92%	4.39%

Ratios to Average Net Assets
Total expenses	0.59%	0.61%	0.59%	0.60%	0.61%

Total expenses after fees waived and paid indirectly	0.34%	0.54%	0.58%	0.58%	0.58%

Net investment income	0.00%	0.45%	3.09%	4.80%	4.38%

Supplemental Data
Net assets, end of year (000)	$33,627	$16,312	$10,398	$12,090	$17,173

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	67

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0076	0.0328	0.0511	0.0460
Dividends from net investment income	(0.0006)	(0.0076)	(0.0328)	(0.0511)	(0.0460)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%	0.76%	3.33%	5.23%	4.70%

Ratios to Average Net Assets
Total expenses	0.29%	0.31%	0.29%	0.30%	0.30%

Total expenses after fees waived and paid indirectly	0.28%	0.31%	0.28%	0.28%	0.28%

Net investment income	0.06%	0.75%	3.25%	5.11%	4.65%

Supplemental Data
Net assets, end of year (000)	$1,681,583	$2,007,285	$2,079,257	$1,842,566	$1,763,132

	Select
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0031	0.0256	0.0439	0.0388
Dividends from net investment income	(0.0000)	(0.0031)	(0.0256)	(0.0439)	(0.0388)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.31%	2.59%	4.48%	3.95%

Ratios to Average Net Assets
Total expenses	1.04%	1.06%	1.04%	1.05%	1.05%

Total expenses after fees waived and paid indirectly	0.34%	0.77%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.32%	2.56%	4.39%	3.89%

Supplemental Data
Net assets, end of year (000)	$563,559	$829,031	$922,457	$888,584	$810,613

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	TempFund

	Private Client
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0045	0.0288	0.0473	0.0428
Dividends from net investment income	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.45%	2.92%	4.84%	4.37%

Ratios to Average Net Assets
Total expenses	1.04%	1.07%	1.04%	1.05%	1.05%

Total expenses after fees waived and paid indirectly	0.34%	0.66%	0.68%	0.65%	0.60%

Net investment income	0.00%	0.65%	3.03%	4.73%	4.32%

Supplemental Data
Net assets, end of year (000)	$19,942	$30,502	$148,322	$1,566,346	$1,479,708

	Premier
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0045	0.0288	0.0473	0.0428
Dividends from net investment income	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.45%	2.92%	4.84%	4.37%

Ratios to Average Net Assets
Total expenses	0.79%	0.81%	0.79%	0.80%	0.80%

Total expenses after fees waived and paid indirectly	0.32%	0.64%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.50%	2.99%	4.73%	4.29%

Supplemental Data
Net assets, end of year (000)	$42,558	$220,876	$338,821	$509,731	$395,943

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	69

Financial Highlights (continued)	T-Fund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0012	0.0224	0.0493	0.0456
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0002	0.0013	0.0224	0.0493	0.0456

Dividends and distributions from:
Net investment income	(0.0001)	(0.0012)	(0.0224)	0.0493	0.0456
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0002)	(0.0013)	(0.0224)	(0.0493)	(0.0456)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.13%	2.26%	5.05%	4.65%

Ratios to Average Net Assets
Total expenses	0.22%	0.25%	0.22%	0.25%	0.26%

Total expenses after fees waived and paid indirectly	0.18%	0.23%	0.21%	0.20%	0.20%

Net investment income	0.02%	0.17%	2.01%	4.88%	4.57%

Supplemental Data
Net assets, end of year (000)	$5,571,099	$5,753,138	$18,422,915	$6,280,213	$2,906,319

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0199	0.0468	0.0431
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0003	0.0199	0.0468	0.0431

Dividends and distributions from:
Net investment income	(0.0000)	(0.0002)	(0.0199)	(0.0468)	(0.0431)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0199)	(0.0468)	(0.0431)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	2.00%	4.79%	4.39%

Ratios to Average Net Assets
Total expenses	0.47%	0.50%	0.47%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.20%	0.36%	0.45%	0.45%	0.45%

Net investment income	0.00%	0.04%	2.13%	4.69%	4.32%

Supplemental Data
Net assets, end of year (000)	$406,682	$339,493	$973,576	$775,904	$691,792

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0174	0.0443	0.0406
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0002	0.0174	0.0443	0.0406

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0174)	(0.0443)	(0.0406)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0174)	(0.0443)	(0.0406)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.02%	1.75%	4.53%	4.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.74%	0.72%	0.75%	0.77%

Total expenses after fees waived and paid indirectly	0.20%	0.34%	0.70%	0.70%	0.70%

Net investment income	0.00%	0.01%	1.78%	4.42%	4.25%

Supplemental Data
Net assets, end of year (000)	$254,091	$470,609	$543,153	$552,059	$364,515

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0214	0.0484	0.0446
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0006	0.0214	0.0484	0.0446

Dividends and distributions from:
Net investment income	(0.0000)	(0.0005)	(0.0214)	(0.0484)	(0.0446)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0006)	(0.0214)	(0.0484)	(0.0446)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.06%	2.16%	4.94%	4.55%

Ratios to Average Net Assets
Total expenses	0.32%	0.34%	0.31%	0.35%	0.37%

Total expenses after fees waived and paid indirectly	0.20%	0.29%	0.29%	0.30%	0.30%

Net investment income	0.01%	0.06%	2.30%	4.77%	4.47%

Supplemental Data
Net assets, end of year (000)	$35,370	$38,571	$44,215	$83,990	$15,574

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	71

Financial Highlights (continued)	T-Fund

	Select
	Year Ended October 31,		Period February 28, 2008[1]
			to
	2010	2009	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0061
Net realized gain	0.0001	0.0001	—

Net increase from investment operations	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0061)
Net realized gain	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.04%	0.61%[3]

Ratios to Average Net Assets
Total expenses	1.07%	1.10%	1.07%[4]

Total expenses after fees waived and paid indirectly	0.19%	0.32%	0.91%[4]

Net investment income	0.00%	0.03%	0.66%[4]

Supplemental Data
Net assets, end of period (000)	$261,679	$233,098	$218,773

	Premier
				Period
	Year Ended October 31,			October 9, 2007[1]
				to
	2010	2009	2008	October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0176	0.0025
Net realized gain	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	0.82%	0.85%	0.82%	0.84%[4]

Total expenses after fees waived and paid indirectly	0.18%	0.33%	0.68%	0.68%[4]

Net investment income	0.00%	0.05%	1.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$684	$104,295	$189,222	$1

1	Commencement of operations.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0009	0.0199	0.0458	0.0431
Net realized gain	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0001	0.0011	0.0199	0.0458	0.0431

Dividends and distributions from:
Net investment income	(0.0000)	(0.0009)	(0.0199)	(0.0458)	(0.0431)
Net realized gain	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0001)	(0.0011)	(0.0199)	(0.0458)	(0.0431)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.11%	2.01%	4.68%	4.39%

Ratios to Average Net Assets
Total expenses	0.25%	0.26%	0.24%	0.29%	0.31%

Total expenses after fees waived and paid indirectly	0.13%	0.23%	0.20%	0.20%	0.20%

Net investment income	0.00%	0.13%	1.73%	4.38%	4.32%

Supplemental Data
Net assets, end of year (000)	$2,879,900	$4,229,992	$6,669,302	$2,370,308	$882,971

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0174	0.0433	0.0406
Net realized gain	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0001	0.0005	0.0174	0.0433	0.0406

Dividends and distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0174)	(0.0433)	(0.0406)
Net realized gain	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0001)	(0.0005)	(0.0174)	(0.0433)	(0.0406)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.05%	1.75%	4.42%	4.14%

Ratios to Average Net Assets
Total expenses	0.50%	0.51%	0.49%	0.55%	0.56%

Total expenses after fees waived and paid indirectly	0.14%	0.36%	0.45%	0.45%	0.45%

Net investment income	0.00%	0.08%	1.39%	4.36%	4.06%

Supplemental Data
Net assets, end of year (000)	$220,837	$107,483	$632,855	$173,312	$205,317

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	73

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0149	0.0408	0.0381
Net realized gain	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0001	0.0003	0.0149	0.0408	0.0381

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0149)	(0.0408)	(0.0381)
Net realized gain	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0149)	(0.0408)	(0.0381)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	1.50%	4.16%	3.88%

Ratios to Average Net Assets
Total expenses	0.75%	0.76%	0.73%	0.80%	0.80%

Total expenses after fees waived and paid indirectly	0.14%	0.35%	0.70%	0.70%	0.70%

Net investment income	0.01%	0.01%	1.34%	4.10%	3.72%

Supplemental Data
Net assets, end of year (000)	$33,187	$42,613	$109,531	$54,373	$50,437

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0189	0.0448	0.0421
Net realized gain	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0001	0.0007	0.0189	0.0448	0.0421

Dividends and distributions from:
Net investment income	(0.0000)	(0.0005)	(0.0189)	(0.0448)	(0.0421)
Net realized gain	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0001)	(0.0007)	(0.0189)	(0.0448)	(0.0421)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.08%	1.90%	4.57%	4.29%

Ratios to Average Net Assets
Total expenses	0.35%	0.36%	0.34%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.14%	0.27%	0.30%	0.30%	0.30%

Net investment income	0.00%	0.08%	1.79%	4.49%	4.16%

Supplemental Data
Net assets, end of year (000)	$112,779	$137,760	$234,311	$96,955	$113,067

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	MuniCash

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0076	0.0266	0.0353	0.0318
Dividends from net investment income	(0.0018)	(0.0076)	(0.0266)	(0.0353)	(0.0318)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.18%	0.76%	2.68%	3.59%	3.23%

Ratios to Average Net Assets
Total expenses	0.37%	0.42%	0.38%	0.36%	0.36%

Total expenses after fees waived and paid indirectly	0.20%	0.24%	0.17%	0.20%	0.20%

Net investment income	0.18%	0.70%	2.72%	3.54%	3.12%

Supplemental Data
Net assets, end of year (000)	$736,547	$881,869	$459,835	$919,878	$1,232,427

	Dollar					Cash Reserve
						Period
	Year Ended October 31,					July 26, 2010[2]
						to
	2010	2009	2008	2007	2006	October 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0051	0.0241	0.0328	0.0293	0.0000
Dividends from net investment income	(0.0000)	(0.0051)	(0.0241)	(0.0328)	(0.0293)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.51%	2.42%	3.33%	2.97%	0.00%[3]

Ratios to Average Net Assets
Total expenses	0.62%	0.67%	0.63%	0.61%	0.61%	0.80%[4]

Total expenses after fees waived and paid indirectly	0.38%	0.49%	0.42%	0.45%	0.45%	0.40%[4]

Net investment income	0.00%	0.46%	2.37%	3.28%	2.93%	0.00%[4]

Supplemental Data
Net assets, end of period (000)	$86,389	$134,668	$89,851	$85,628	$91,505	$314

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Commencement of operations.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	75

Financial Highlights (continued)	MuniFund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0063	0.0254	0.0349	0.0312
Dividends from net investment income	(0.0013)	(0.0063)	(0.0254)	(0.0349)	(0.0312)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%	0.63%	2.56%	3.55%	3.17%

Ratios to Average Net Assets
Total expenses	0.28%	0.30%	0.29%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.20%	0.23%	0.20%	0.20%	0.20%

Net investment income	0.13%	0.57%	2.46%	3.49%	3.10%

Supplemental Data
Net assets, end of year (000)	$2,584,701	$4,233,114	$2,834,406	$2,316,504	$1,420,560

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0039	0.0229	0.0324	0.0287
Dividends from net investment income	(0.0000)	(0.0039)	(0.0229)	(0.0324)	(0.0287)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.39%	2.30%	3.29%	2.91%

Ratios to Average Net Assets
Total expenses	0.53%	0.55%	0.54%	0.58%	0.58%

Total expenses after fees waived and paid indirectly	0.33%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.00%	0.38%	2.21%	3.23%	2.87%

Supplemental Data
Net assets, end of year (000)	$103,206	$188,188	$135,168	$147,606	$96,853

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0022	0.0204	0.0299	0.0262
Dividends from net investment income	(0.0000)	(0.0022)	(0.0204)	(0.0299)	(0.0262)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.22%	2.05%	3.03%	2.65%

Ratios to Average Net Assets
Total expenses	0.78%	0.81%	0.79%	0.83%	0.83%

Total expenses after fees waived and paid indirectly	0.33%	0.66%	0.70%	0.70%	0.70%

Net investment income	0.00%	0.26%	1.92%	2.98%	2.65%

Supplemental Data
Net assets, end of year (000)	$22,811	$75,347	$132,115	$40,620	$41,699

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0053	0.0244	0.0339	0.0302
Dividends from net investment income	(0.0004)	(0.0053)	(0.0244)	(0.0339)	(0.0302)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.53%	2.46%	3.44%	3.07%

Ratios to Average Net Assets
Total expenses	0.38%	0.40%	0.39%	0.43%	0.43%

Total expenses after fees waived and paid indirectly	0.30%	0.33%	0.30%	0.30%	0.30%

Net investment income	0.04%	0.49%	2.35%	3.39%	3.01%

Supplemental Data
Net assets, end of year (000)	$481,305	$777,416	$557,300	$389,468	$371,211

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	77

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0009	0.0173	0.0269	0.0232
Dividends from net investment income	(0.0000)	(0.0009)	(0.0173)	(0.0269)	(0.0232)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.09%	1.74%	2.72%	2.35%

Ratios to Average Net Assets
Total expenses	1.13%	1.15%	1.14%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.33%	0.77%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.07%	1.70%	2.68%	2.32%

Supplemental Data
Net assets, end of year (000)	$19,190	$30,169	$25,432	$38,401	$31,467

	Private Client
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0023	0.0206	0.0303	0.0272
Dividends from net investment income	(0.0000)	(0.0023)	(0.0206)	(0.0303)	(0.0272)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.23%	2.07%	3.08%	2.76%

Ratios to Average Net Assets
Total expenses	1.13%	1.16%	1.14%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.33%	0.66%	0.68%	0.65%	0.60%

Net investment income	0.00%	0.30%	1.95%	3.03%	2.75%

Supplemental Data
Net assets, end of year (000)	$4,072	$5,575	$29,315	$293,358	$252,344

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	MuniFund

	Premier
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0023	0.0206	0.0300	0.0272
Dividends from net investment income	(0.0000)	(0.0023)	(0.0206)	(0.0300)	(0.0272)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.23%	2.07%	3.08%	2.76%

Ratios to Average Net Assets
Total expenses	0.88%	0.90%	0.89%	0.93%	0.93%

Total expenses after fees waived and paid indirectly	0.33%	0.64%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.25%	2.04%	3.03%	2.72%

Supplemental Data
Net assets, end of year (000)	$7,160	$153,956	$134,994	$264,304	$160,053

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	79

Financial Highlights (continued)	California Money Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0042	0.0216	0.0341	0.0308	0.0000	0.0020	0.0191	0.0316	0.0283
Dividends from net investment income	(0.0016)	(0.0042)	(0.0216)	(0.0341)	(0.0308)	(0.0000)	(0.0020)	(0.0191)	(0.0316)	(0.0283)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	0.43%	2.18%	3.46%	3.13%	0.00%	0.20%	1.92%	3.20%	2.87%

Ratios to Average Net Assets
Total expenses	0.41%	0.44%	0.40%	0.40%	0.40%	0.66%	0.69%	0.65%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.20%	0.24%	0.20%	0.20%	0.20%	0.36%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.16%	0.44%	2.14%	3.40%	3.13%	0.00%	0.19%	2.25%	3.16%	2.86%

Supplemental Data
Net assets, end of year (000)	$280,309	$459,650	$669,672	$778,621	$860,859	$15,957	$18,147	$9,421	$47,235	$40,850

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0166	0.0291	0.0258
Dividends from net investment income	(0.0000)	(0.0008)	(0.0166)	(0.0291)	(0.0258)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.08%	1.67%	2.95%	2.61%

Ratios to Average Net Assets
Total expenses	0.92%	0.93%	0.89%	0.90%	0.90%

Total expenses after fees waived and paid indirectly	0.38%	0.64%	0.70%	0.70%	0.70%

Net investment income	0.00%	0.18%	1.93%	2.92%	2.70%

Supplemental Data
Net assets, end of year (000)	$5	$10	$63	$21,289	$10,122

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0033	0.0206	0.0331	0.0298
Dividends from net investment income	(0.0006)	(0.0033)	(0.0206)	(0.0331)	(0.0298)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%	0.33%	2.08%	3.36%	3.02%

Ratios to Average Net Assets
Total expenses	0.51%	0.54%	0.50%	0.50%	0.50%

Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.30%	0.30%	0.30%

Net investment income	0.06%	0.34%	2.20%	3.31%	2.99%

Supplemental Data
Net assets, end of year (000)	$2,545	$2,676	$2,418	$6,971	$5,013

	Select
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0004	0.0136	0.0261	0.0228
Dividends from net investment income	(0.0000)	(0.0004)	(0.0136)	(0.0261)	(0.0228)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.04%	1.37%	2.64%	2.31%

Ratios to Average Net Assets
Total expenses	1.26%	1.29%	1.25%	1.25%	1.25%

Total expenses after fees waived and paid indirectly	0.36%	0.62%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.04%	1.36%	2.61%	2.31%

Supplemental Data
Net assets, end of year (000)	$16,658	$40,601	$43,261	$35,563	$33,556

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	81

Financial Highlights (continued)	California Money Fund

	Private Client
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0168	0.0296	0.0268
Dividends from net investment income	(0.0000)	(0.0008)	(0.0168)	(0.0296)	(0.0268)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.08%	1.69%	2.99%	2.72%

Ratios to Average Net Assets
Total expenses	1.26%	1.29%	1.24%	1.25%	1.25%

Total expenses after fees waived and paid indirectly	0.36%	0.61%	0.68%	0.65%	0.60%

Net investment income	0.00%	0.11%	1.59%	2.95%	2.71%

Supplemental Data
Net assets, end of year (000)	$4,381	$5,403	$24,422	$196,002	$203,719

	Premier
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0168	0.0295	0.0268
Dividends from net investment income	(0.0000)	(0.0008)	(0.0168)	(0.0295)	(0.0268)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.08%	1.69%	2.99%	2.72%

Ratios to Average Net Assets
Total expenses	1.01%	1.04%	1.00%	1.00%	1.00%

Total expenses after fees waived and paid indirectly	0.36%	0.63%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.08%	1.86%	2.94%	2.70%

Supplemental Data
Net assets, end of year (000)	$2,274	$6,093	$13,530	$45,924	$13,822

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	New York Money Fund

	Institutional
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0044	0.0227	0.0346	0.0314
Dividends from net investment income	(0.0012)	(0.0044)	(0.0227)	(0.0346)	(0.0314)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.44%	2.28%	3.51%	3.18%

Ratios to Average Net Assets
Total expenses	0.41%	0.45%	0.40%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.20%	0.24%	0.20%	0.20%	0.20%

Net investment income	0.11%	0.44%	2.16%	3.45%	3.14%

Supplemental Data
Net assets, end of year (000)	$192,928	$361,353	$391,793	$357,803	$313,842

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0024	0.0201	0.0323	0.0289
Dividends from net investment income	(0.0000)	(0.0024)	(0.0201)	(0.0323)	(0.0289)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.24%	2.03%	3.26%	2.93%

Ratios to Average Net Assets
Total expenses	0.66%	0.70%	0.66%	0.66%	0.66%

Total expenses after fees waived and paid indirectly	0.32%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.00%	0.29%	2.02%	3.21%	2.88%

Supplemental Data
Net assets, end of year (000)	$535	$869	$5,024	$6,514	$6,362

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	83

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0010	0.0176	0.0296	0.0264
Dividends from net investment income	(0.0000)	(0.0010)	(0.0176)	(0.0296)	(0.0264)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.10%	1.77%	3.00%	2.67%

Ratios to Average Net Assets
Total expenses	0.91%	0.95%	0.91%	0.91%	0.91%

Total expenses after fees waived and paid indirectly	0.31%	0.65%	0.70%	0.70%	0.70%

Net investment income	0.00%	0.15%	1.70%	2.96%	2.70%

Supplemental Data
Net assets, end of year (000)	$6,750	$6,968	$20,066	$15,062	$9,398

	Administration
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0034	0.0216	0.0336	0.0304
Dividends from net investment income	(0.0002)	(0.0034)	(0.0216)	(0.0336)	(0.0304)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.34%	2.18%	3.41%	3.08%

Ratios to Average Net Assets
Total expenses	0.51%	0.55%	0.51%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.29%	0.34%	0.30%	0.30%	0.30%

Net investment income	0.03%	0.36%	2.18%	3.35%	3.04%

Supplemental Data
Net assets, end of year (000)	$12,067	$11,997	$15,587	$13,158	$16,125

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Financial Highlights (continued)	New York Money Fund

	Select
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0146	0.0266	0.0234
Dividends from net investment income	(0.0000)	(0.0005)	(0.0146)	(0.0266)	(0.0234)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.05%	1.47%	2.69%	2.36%

Ratios to Average Net Assets
Total expenses	1.26%	1.30%	1.25%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.31%	0.65%	1.00%	1.00%	1.00%

Net investment income	0.00%	0.06%	1.40%	2.66%	2.33%

Supplemental Data
Net assets, end of year (000)	$15,198	$4,512	$6,173	$6,255	$2,686

	Private Client
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0011	0.0178	0.0300	0.0274
Dividends from net investment income	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.11%	1.79%	3.05%	2.77%

Ratios to Average Net Assets
Total expenses	1.26%	1.30%	1.25%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.32%	0.60%	0.68%	0.66%	0.60%

Net investment income	0.00%	0.14%	1.68%	3.00%	2.75%

Supplemental Data
Net assets, end of year (000)	$8,648	$6,556	$13,877	$175,446	$138,323

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	85

Financial Highlights (concluded)	New York Money Fund

	Premier
	Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0011	0.0178	0.0300	0.0274
Dividends from net investment income	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.11%	1.79%	3.05%	2.77%

Ratios to Average Net Assets
Total expenses	1.01%	1.05%	1.01%	1.01%	1.01%

Total expenses after fees waived and paid indirectly	0.32%	0.58%	0.68%	0.68%	0.60%

Net investment income	0.00%	0.11%	2.18%	3.01%	2.72%

Supplemental Data
Net assets, end of year (000)	$124	$2,418	$2,387	$14,221	$8,339

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten Series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively the “Funds”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of October 31, 2010, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US Federal tax returns remains open for the four years ended October 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Bank Overdraft: As of October 31, 2010, California Money Fund recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance results in fees charged by the custodian which are included in custodian in the Statements of Operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust. PFPC Trust Company (“PTC”) is the Trust’s custodian and BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)) is the Trust’s transfer agent and sub-administrator. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS and PTC, which prior to this date were indirect, wholly owned subsidiaries of PNC and affiliates of BIMC.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	87

Notes to Financial Statements (continued)

The Trust entered into a management agreement with BIMC under which BIMC provides certain advisory, administration and accounting services to the Funds. Pursuant to the sub-administration agreement with BNYMIS, BNYMIS provides certain administration services with respect to the Trust.

For the management and administration services provided and certain expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2011, unless approved by the Board, including a majority of the non-interested Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.10%	—
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier shareholders.

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements (continued)

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2011 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

BIMC and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. BIMC and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2010, the following tables show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Service and Distribution Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$53,441	$130	—	$294	—	—	—	—	$53,865
FedFund	$1,651,428	$87,241	$11,428	$66,798	$1,264,871	—	$258,633	$321,537	$3,661,936
TempCash	$1,923,919	$—	—	$30,150	—	—	—	—	$1,954,069
TempFund	$6,750,209	$5,233,500	$141,086	$1,818,389	$5,905,793	—	$219,616	$710,268	$20,778,861
T-Fund	$995,204	$1,291,353	—	$37,679	$1,846,864	—	—	$359,111	$4,530,211
Treasury Trust Fund	$607,507	$217,929	—	$119,079	—	—	—	—	$944,515
MuniCash	$269,482	—	$1,090	—	—	—	—	—	$270,572
MuniFund	$317,791	$261,214	—	$498,556	$220,284	—	$40,251	$548,894	$1,886,990
California Money Fund	$59,412	$19	—	$2,597	$252,921	—	$42,484	$24,932	$382,365
New York Money Fund	$2,271	$31,237	—	$12,529	$60,954	—	$65,616	$7,883	$180,490

Service and Distribution Fees Waived	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$51,580	$128	—	$253	—	—	—	—	$51,961
FedFund	$1,232,384	$76,223	$9,629	$23,373	$1,169,206	—	$239,296	$290,038	$3,040,149
TempCash	$501,509	—	—	—	—	—	—	—	$501,509
TempFund	$2,508,833	$3,502,276	$84,085	$5,441	$4,808,302	—	$179,115	$543,641	$11,631,693
T-Fund	$937,919	$1,256,845	—	$32,531	$1,818,023	—	—	$355,264	$4,400,582
Treasury Trust Fund	$607,503	$217,929	—	$119,079	—	—	—	—	$944,511
MuniCash	$77,941	—	$565	—	—	—	—	—	$78,506
MuniFund	$149,381	$192,107	—	$15,987	$186,303	—	$33,973	$430,717	$1,008,468
California Money Fund	$21,026	$12	—	$29	$206,235	—	$34,429	$18,447	$280,178
New York Money Fund	$1,218	$24,308	—	$1,160	$53,165	—	$56,743	$6,266	$142,860

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion. For the year ended October 31, 2010, the Funds paid the following to affiliates in return for these services, which are included in custodian in the Statements of Operations:

Federal Trust Fund	$7,906
FedFund	$232,597
TempCash	$133,060
TempFund	$966,012
T-Fund	$128,778
Treasury Trust Fund	$57,691
MuniCash	$24,092
MuniFund	$81,036
California Money Fund	$12,931
New York Money Fund	$9,670

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	89

Notes to Financial Statements (continued)

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

Pursuant to the transfer agent agreement, BNYMIS serves as the transfer and dividend disbursing agent for the Funds. For its services, BNYMIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements. For the year ended October 31, 2010, the Funds paid the following to affiliates in return for these services, which are included in transfer agent in the Statements of Operations:

Federal Trust Fund	$15,392
FedFund	$341,710
TempCash	$167,391
TempFund	$1,405,066
T-Fund	$167,596
Treasury Trust Fund	$99,825
MuniCash	$28,214
MuniFund	$120,938
California Money Fund	$27,795
New York Money Fund	$16,711

The Funds may receive earnings credits related to cash balances in accounts maintained with BNYMIS which are included in the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse BIMC for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2010 attributable to the use of equalization, the characterization of expenses, nondeductible expenses and the reclassification of distributions paid were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
FedFund	—	$(307)	$307
TempCash	—	$(1,645)	$1,645
TempFund	—	$(13,082)	$13,082
MuniCash	$17,310	$2	$(17,312)
California Money Fund	$30,223	$(160)	$(30,063)
New York Money Fund	$1,379	$(18)	$(1,361)

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total Distributions
Federal Trust Fund
10/31/10	—	$164,130	—	$164,130
10/31/09	—	$2,001,417	—	$2,001,417
FedFund
10/31/10	—	$9,009,887	$41,060	$9,050,947
10/31/09	—	$59,613,100	—	$59,613,100
TempCash
10/31/10	—	$12,052,845	$61,121	$12,113,966
10/31/09	—	$76,515,419	—	$76,515,419
TempFund
10/31/10	—	$97,067,759	$287,140	$97,354,899
10/31/09	—	$546,360,992	—	$546,360,992
T-Fund
10/31/10	—	$1,643,872	—	$1,643,872
10/31/09	—	$17,576,397	—	$17,576,397
Treasury Trust Fund
10/31/10	—	$414,705	—	$414,705
10/31/09	—	$6,861,267	—	$6,861,267
MuniCash
10/31/10	$1,574,382	$15,648	$1,664	$1,591,694
10/31/09	$4,468,372	$206	—	$4,468,578
MuniFund
10/31/10	$4,961,993	—	—	$4,961,993
10/31/09	$26,255,866	—	—	$26,255,866

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total Distributions
California Money Fund
10/31/10	$625,783	$9,312	$24,865	$659,960
10/31/09	$2,786,181	$70,227	$31,899	$2,888,307
New York Money Fund
10/31/10	$295,273	$565	$2,738	$298,576
10/31/09	$1,890,118	$2,933	$14,197	$1,907,248

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of October 31, 2010, the components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Total
Federal Trust Fund	—	$19,794	—	—	$19,794
FedFund	—	$775,470	—	—	$775,470
TempCash	—	$519,595	$79,124	—	$598,719
TempFund	—	$2,028,501	$589,445	—	$2,617,946
T-Fund	—	$207,196	—	—	$207,196
Treasury Trust Fund	—	$118,891	—	—	$118,891
MuniCash	$10,033	$5,835	—	—	$15,868
MuniFund	$2,306	—	—	$(42,199)	$(39,893)
California Money Fund	—	—	$1,580	—	$1,580
New York Money Fund	—	$13,000	—	—	$13,000

As of October 31, 2010, the MuniFund had a capital loss carryforward of $42,199 available to offset future realized capital gains through October 31, 2017.

4. Concentration, Market and Credit Risk:

The California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risks, or the risk that an entity with which the Funds have unsettled or open transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	91

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2010	2009
Institutional
Shares sold	1,081,446,477	984,269,254
Shares issued in reinvestment of dividends and distributions	49,807	805,733

Total issued	1,081,496,284	985,074,987
Shares redeemed	(1,239,145,894)	(925,203,681)

Net increase (decrease)	(157,649,610)	59,871,306

Dollar
Shares sold	99,474,721	287,760,996
Shares issued in reinvestment of dividends	62	—

Total issued	99,474,783	287,760,996
Shares redeemed	(96,106,122)	(436,353,466)

Net increase (decrease)	3,368,661	(148,592,470)

Cash Management
Shares sold	250,000	—
Shares issued in reinvestment of dividends and distributions	6	—

Net increase	250,006	—

Administration
Shares sold	666,758	117,736 *
Shares issued in reinvestment of dividends and distributions	65	17 *

Total issued	666,823	117,753
Shares redeemed	(258,050)	(18,466)*

Net increase	408,773	99,287

FedFund
Institutional
Shares sold	123,016,381,750	110,693,447,799
Shares issued in reinvestment of dividends	5,039,967	31,925,180

Total issued	123,021,421,717	110,725,372,979
Shares redeemed	(123,829,000,717)	(107,089,142,444)

Net increase (decrease)	(807,579,000)	3,636,230,535

Dollar
Shares sold	10,549,028,667	17,470,415,110
Shares issued in reinvestment of dividends	457	47,925

Total issued	10,549,029,124	17,470,463,035
Shares redeemed	(10,736,623,931)	(17,840,859,830)

Net decrease	(187,594,807)	(370,396,795)

Cash Management
Shares sold	3,001,261	2,055,257
Shares redeemed	(16,003,310)	(481,136)

Net increase (decrease)	(13,002,049)	1,574,121

Cash Reserve
Shares sold	983,780	25,924,161
Shares issued in reinvestment of dividends	184	7,271

Total issued	983,964	25,931,432
Shares redeemed	(2,784,649)	(26,223,567)

Net decrease	(1,800,685)	(292,135)

Administration
Shares sold	374,554,360	268,601,152
Shares issued in reinvestment of dividends	1,795	169,567

Total issued	374,556,155	268,770,719
Shares redeemed	(438,066,258)	(291,906,738)

Net decrease	(63,510,103)	(23,136,019)

Select
Shares sold	233,720,292	399,206,808
Shares issued in reinvestment of dividends	8,903	125,201

Total issued	233,729,195	399,332,009
Shares redeemed	(285,011,626)	(384,393,842)

Net increase (decrease)	(51,282,431)	14,938,167

Premier Choice
Shares sold	—	2
Total issued	—	2
Shares redeemed	—	(2,303)

Net decrease	—	(2,301)

Private Client
Shares sold	16,563,453	64,539,423
Shares issued in reinvestment of dividends	1,863	132,974

Total issued	16,565,316	64,672,397
Shares redeemed	(31,832,132)	(125,675,219)

Net decrease	(15,266,816)	(61,002,822)

Premier
Shares sold	181,274,893	517,263,397
Shares issued in reinvestment of dividends	3,799	129,086

Total issued	181,278,692	517,392,483
Shares redeemed	(259,583,027)	(522,852,942)

Net decrease	(78,304,335)	(5,460,459)

*	Period ended October 31, 2009.

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Year Ended October 31,
TempCash	2010	2009
Institutional
Shares sold	58,971,467,578	78,439,530,022
Shares issued in reinvestment of dividends	5,581,798	30,630,738

Total issued	58,977,049,376	78,470,160,760
Shares redeemed	(58,136,031,904)	(77,552,711,167)

Net increase	841,017,472	917,449,593

Dollar
Shares sold	732,389,188	840,330,945
Shares issued in reinvestment of dividends	22,109	5,727,072

Total issued	732,411,297	846,058,017
Shares redeemed	(931,488,340)	(978,591,665)

Net decrease	(199,077,043)	(132,533,648)

Cash Management
Shares sold	—	478,587
Shares issued in reinvestment of dividends	—	294

Total issued	—	478,881
Shares redeemed	—	(553,753)

Net decrease	—	(74,872)

Administration
Shares sold	16,991,584	17,870,932
Shares issued in reinvestment of dividends	24,253	425,786

Total issued	17,015,837	18,296,718
Shares redeemed	(52,012,588)	(17,688,963)

Net increase (decrease)	(34,996,751)	607,755

TempFund
Institutional
Shares sold	503,881,514,528	489,959,199,414
Shares issued in reinvestment of dividends	42,418,817	258,968,113

Total issued	503,923,933,345	490,218,167,527
Shares redeemed	(498,351,772,317)	(475,299,852,929)

Net increase	5,572,161,028	14,918,314,598

Dollar
Shares sold	39,521,044,705	54,879,841,800
Shares issued in reinvestment of dividends	739	1,414,566

Total issued	39,521,045,444	54,881,256,366
Shares redeemed	(41,488,839,904)	(57,643,242,895)

Net decrease	(1,967,794,460)	(2,761,986,529)

Cash Management
Shares sold	5,239,817,757	3,430,987,932
Shares issued in reinvestment of dividends	3,543	2,237,252

Total issued	5,239,821,300	3,433,225,184
Shares redeemed	(5,462,507,368)	(3,753,010,052)

Net decrease	(222,686,068)	(319,784,868)

Cash Reserve
Shares sold	29,365,914	11,243,844
Shares issued in reinvestment of dividends	185	23,600

Total issued	29,366,099	11,267,444
Shares redeemed	(12,052,815)	(5,388,104)

Net increase	17,313,284	5,879,340

Administration
Shares sold	1,650,184,845	3,705,268,799
Shares issued in reinvestment of dividends	189,500	3,274,869

Total issued	1,650,374,345	3,708,543,668
Shares redeemed	(1,976,138,060)	(3,781,567,310)

Net decrease	(325,763,715)	(73,023,642)

Select
Shares sold	486,066,758	469,598,919
Shares issued in reinvestment of dividends	4,396	2,910,051

Total issued	486,071,154	472,508,970
Shares redeemed	(751,566,052)	(566,588,989)

Net decrease	(265,494,898)	(94,080,019)

Premier Choice
Shares issued in reinvestment of dividends	—	4

Total issued	—	4
Shares redeemed	—	(2,038)

Net decrease	—	(2,034)

Private Client
Shares sold	25,930,971	60,671,469
Shares issued in reinvestment of dividends	160	592,933

Total issued	25,931,131	61,264,402
Shares redeemed	(36,491,443)	(179,729,951)

Net decrease	(10,560,312)	(118,465,549)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	93

Notes to Financial Statements (continued)

	Year Ended October 31,
TempFund (concluded)	2010	2009
Premier
Shares sold	185,907,428	554,000,983
Shares issued in reinvestment of dividends	822	1,623,543

Total issued	185,908,250	555,624,526
Shares redeemed	(364,228,797)	(673,850,919)

Net decrease	(178,320,547)	(118,226,393)

T-Fund
Institutional
Shares sold	54,106,164,902	50,946,396,159
Shares issued in reinvestment of dividends and distributions	668,949	9,038,228

Total issued	54,106,833,851	50,955,434,387
Shares redeemed	(54,288,491,406)	(63,625,498,901)

Net decrease	(181,657,555)	(12,670,064,514)

Dollar
Shares sold	3,834,545,856	3,799,231,462
Shares issued in reinvestment of dividends and distributions	1,066	8,790

Total issued	3,834,546,922	3,799,240,252
Shares redeemed	(3,767,339,875)	(4,433,208,460)

Net increase (decrease)	67,207,047	(633,968,208)

Cash Management
Shares sold	1,117,421,919	947,483,646
Shares issued in reinvestment of dividends and distributions	1,541	3,152

Total issued	1,117,423,460	947,486,798
Shares redeemed	(1,333,921,963)	(1,020,064,697)

Net decrease	(216,498,503)	(72,577,899)

Administration
Shares sold	652,006,278	682,402,354
Shares issued in reinvestment of dividends and distributions	3,420	23,292

Total issued	652,009,698	682,425,646
Shares redeemed	(655,208,248)	(688,080,568)

Net decrease	(3,198,550)	(5,654,922)

Select
Shares sold	357,209,599	371,527,664
Shares issued in reinvestment of dividends and distributions	24,650	116,058

Total issued	357,234,249	371,643,722
Shares redeemed	(328,638,902)	(357,326,821)

Net increase	28,595,347	14,316,901

Premier Choice
Shares redeemed	—	(513)

Net decrease	—	(513)

Private Client
Shares sold	—	158,238
Shares issued in reinvestment of dividends and distributions	—	183

Total issued	—	158,421
Shares redeemed	(15)	(618,754)

Net decrease	(15)	(460,333)

Premier
Shares sold	107,398,728	402,518,353
Shares issued in reinvestment of dividends and distributions	9,849	85,761

Total issued	107,408,577	402,604,114
Shares redeemed	(211,009,078)	(487,535,696)

Net decrease	(103,600,501)	(84,931,582)

Treasury Trust Fund
Institutional
Shares sold	11,435,033,143	13,281,681,809
Shares issued in reinvestment of dividends and distributions	235,052	2,930,304

Total issued	11,435,268,195	13,284,612,113
Shares redeemed	(12,785,121,123)	(15,723,328,803)

Net decrease	(1,349,852,928)	(2,438,716,690)

Dollar
Shares sold	1,463,577,147	897,587,030
Shares issued in reinvestment of dividends and distributions	10,525	98,427

Total issued	1,463,587,672	897,685,457
Shares redeemed	(1,350,225,113)	(1,423,051,001)

Net increase (decrease)	113,362,559	(525,365,544)

Cash Management
Shares sold	141,138,319	127,066,983
Shares issued in reinvestment of dividends and distributions	670	2,857

Total issued	141,138,989	127,069,840
Shares redeemed	(150,563,055)	(193,989,105)

Net decrease	(9,424,066)	(66,919,265)

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements (continued)

	Year Ended October 31,
Treasury Trust Fund (concluded)	2010	2009
Administration
Shares sold	143,853,325	136,864,251
Shares issued in reinvestment of dividends and distributions	1,749	14,425

Total issued	143,855,074	136,878,676
Shares redeemed	(168,829,335)	(233,404,331)

Net decrease	(24,974,261)	(96,525,655)

MuniCash
Institutional
Shares sold	6,114,992,510	3,065,914,758
Shares issued in reinvestment of dividends	574,262	639,942

Total issued	6,115,566,772	3,066,554,700
Shares redeemed	(6,260,908,388)	(2,644,524,179)

Net increase (decrease)	(145,341,616)	422,030,521

Dollar
Shares sold	525,564,451	476,869,570
Shares issued in reinvestment of dividends	171	429,142

Total issued	525,564,622	477,298,712
Shares redeemed	(573,845,987)	(432,479,857)

Net increase (decrease)	(48,281,365)	44,818,855

Cash Reserve
Shares sold	1,688,715	—
Shares redeemed	(1,374,422)	—

Net increase	314,293	—

MuniFund
Institutional
Shares sold	17,568,682,213	17,527,939,882
Shares issued in reinvestment of dividends	2,451,086	11,041,369

Total issued	17,571,133,299	17,538,981,251
Shares redeemed	(19,219,619,567)	(16,140,356,236)

Net increase (decrease)	(1,648,486,268)	1,398,625,015

Dollar
Shares sold	524,721,056	1,487,407,112
Shares issued in reinvestment of dividends	—	5,028

Total issued	524,721,056	1,487,412,140
Shares redeemed	(609,704,456)	(1,434,387,645)

Net increase (decrease)	(84,983,400)	53,024,495

Cash Management
Shares sold	74,861,860	108,671,984
Shares issued in reinvestment of dividends	—	28,421

Total issued	74,861,860	108,700,405
Shares redeemed	(127,398,751)	(165,465,429)

Net decrease	(52,536,891)	(56,765,024)

Administration
Shares sold	1,098,171,408	1,123,800,795
Shares issued in reinvestment of dividends	12	—

Total issued	1,098,171,420	1,123,800,795
Shares redeemed	(1,394,286,480)	(903,681,284)

Net increase (decrease)	(296,115,060)	220,119,511

Select
Shares sold	57,265,144	73,763,803
Shares issued in reinvestment of dividends	9	24,380

Total issued	57,265,153	73,788,183
Shares redeemed	(68,244,737)	(69,051,024)

Net increase (decrease)	(10,979,584)	4,737,159

Premier Choice
Shares issued in reinvestment of dividends	—	2
Shares redeemed	—	(2,322)

Net decrease	—	(2,320)

Private Client
Shares sold	2,032,175	49,879,124
Shares issued in reinvestment of dividends	1	57,468

Total issued	2,032,176	49,936,592
Shares redeemed	(3,535,384)	(73,604,132)

Net decrease	(1,503,208)	(23,667,540)

Premier
Shares sold	209,495,730	426,480,568
Shares issued in reinvestment of dividends	33	449,354

Total issued	209,495,763	426,929,922
Shares redeemed	(356,252,120)	(407,966,207)

Net increase (decrease)	(146,756,357)	18,963,715

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	95

Notes to Financial Statements (continued)

	Year Ended October 31,
California Money Fund	2010	2009
Institutional
Shares sold	1,738,904,507	3,224,218,705
Shares issued in reinvestment of dividends	136,288	334,966

Total issued	1,739,040,795	3,224,553,671
Shares redeemed	(1,918,415,360)	(3,434,762,779)

Net decrease	(179,374,565)	(210,209,108)

Dollar
Shares sold	86,335,776	168,729,228
Shares issued in reinvestment of dividends	60	12,362

Total issued	86,335,836	168,741,590
Shares redeemed	(88,527,973)	(160,008,233)

Net increase (decrease)	(2,192,137)	8,733,357

Cash Management
Shares sold	10,285	64,946
Shares issued in reinvestment of dividends	—	25

Total issued	10,285	64,971
Shares redeemed	(15,292)	(118,520)

Net decrease	(5,007)	(53,549)

Administration
Shares sold	3,598,833	3,812,223
Shares redeemed	(3,729,722)	(3,554,410)

Net increase (decrease)	(130,889)	257,813

Select
Shares sold	38,302,588	60,301,019
Shares issued in reinvestment of dividends	316	19,211

Total issued	38,302,904	60,320,230
Shares redeemed	(62,247,949)	(62,986,485)

Net decrease	(23,945,045)	(2,666,255)

Premier Choice
Shares issued in reinvestment of dividends	—	1

Total issued	—	1
Shares redeemed	—	(2,154)

Net decrease	—	(2,153)

Private Client
Shares sold	5,255,473	25,376,726
Shares issued in reinvestment of dividends	41	18,344

Total issued	5,255,514	25,395,070
Shares redeemed	(6,270,191)	(44,333,968)

Net decrease	(1,014,677)	(18,938,898)

Premier
Shares sold	8,352,749	65,960,200
Shares issued in reinvestment of dividends	51	11,477

Total issued	8,352,800	65,971,677
Shares redeemed	(12,167,281)	(73,405,255)

Net decrease	(3,814,481)	(7,433,578)

New York Money Fund
Institutional
Shares sold	1,286,791,393	1,847,526,694
Shares issued in reinvestment of dividends	54,419	331,356

Total issued	1,286,845,812	1,847,858,050
Shares redeemed	(1,455,294,862)	(1,878,324,045)

Net decrease	(168,449,050)	(30,465,995)

Dollar
Shares sold	1,752,428	18,106,622
Shares issued in reinvestment of dividends	6	17,162

Total issued	1,752,434	18,123,784
Shares redeemed	(2,084,984)	(22,273,230)

Net decrease	(332,550)	(4,149,446)

Cash Management
Shares sold	34,239,838	23,635,274
Shares redeemed	(34,454,400)	(36,733,888)

Net decrease	(214,562)	(13,098,614)

Administration
Shares sold	8,012,913	12,598,067
Shares redeemed	(7,943,434)	(16,188,394)

Net increase (decrease)	69,479	(3,590,327)

Select
Shares sold	24,298,906	13,179,439
Shares issued in reinvestment of dividends	18	3,199

Total issued	24,298,924	13,182,638
Shares redeemed	(13,614,178)	(14,843,480)

Net increase (decrease)	10,684,746	(1,660,842)

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Notes to Financial Statements (concluded)

	Year Ended October 31,
New York Money Fund (concluded)	2010	2009
Premier Choice
Shares issued in reinvestment of dividends	—	2

Total issued	—	2
Shares redeemed	—	(2,257)

Net decrease	—	(2,255)

Private Client
Shares sold	6,402,609	24,383,220
Shares issued in reinvestment of dividends	36	16,171

Total issued	6,402,645	24,399,391
Shares redeemed	(4,303,772)	(31,721,580)

Net increase (decrease)	2,098,873	(7,322,189)

Premier
Shares sold	2,774,640	10,419,285
Shares issued in reinvestment of dividends	12	4,053

Total issued	2,774,652	10,423,338
Shares redeemed	(5,064,910)	(10,388,794)

Net increase (decrease)	(2,290,258)	34,544

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	97

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund [constituting BlackRock Liquidity Funds (the “Trust”)] (collectively, the “Funds”) as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2010

Important Tax Information (Unaudited)

All of the net investment income distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund during the taxable year ended October 31, 2010 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, and Treasury Trust Fund for the fiscal year ended October 31, 2010:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents*

	Month Paid:
	November 2009 - December 2009	January 2010 - October 2010
TempFund	97.11%	86.37%
TempCash	100.00%	85.60%
FedFund	100.00%	100.00%
T-Fund	100.00%	100.00%
Federal Trust Fund	100.00%	100.00%
Treasury Trust Fund	100.00%	100.00%

Federal Obligation Interest**

TempFund	9.38%
TempCash	10.08%
FedFund	32.39%
T-Fund	30.75%
Federal Trust Fund	17.55%
Treasury Trust Fund	3.93%

*	The percentages below represent the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in Federal obligations at the end of each fiscal quarter.

Additionally, the Funds distributed capital gains per share to shareholders of record on December 31, 2009 as follows:

Long-Term Capital Gain
FedFund	$0.000003
TempCash	$0.000008
TempFund	$0.000004
California Money Fund	$0.000003
New York Money Fund	$0.000004

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and BlackRock Institutional Management Corporation (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Advisory Agreement is referred to herein as the “Agreement.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Fund’s fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Funds, for a one-year term ending June 30, 2011. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of each Fund’s shares, services related to the

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	99

Disclosure of Investment Advisory Agreement

valuation and pricing of each Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Trust and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Trust, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, each Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Disclosure of Investment Advisory Agreement

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that California Money Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any), after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual management fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that each of Federal Trust Fund’s and New York Money Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual advisory fee rate was reasonable relative to the median contractual advisory fee rate paid by the Fund’s peers.

The Board noted that each of FedFund’s and Treasury Trust Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any) was lower than or equal to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers.

The Board noted that each of MuniCash’s and MuniFund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual total expenses, after giving effect to any expense reimbursement or fee waivers by BlackRock, and/or other parties if applicable, were reasonable relative to the median actual total expenses paid by the Fund’s Peers, in each case, after giving effect to any expense reimbursement or fee waivers.

The Board noted that TempCash’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any) was reasonable relative to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers, and the Fund’s actual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any), after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was reasonable relative to the median actual management fee rate paid by the Fund’s Peers, in each case, after giving effect to any expense reimbursements or fee waivers.

The Board noted that TempFund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any) was lower than or equal to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers, and the Fund’s actual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any), after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual management fee rate paid by the Fund’s Peers, in each case, after giving effect to any expense reimbursements or fee waivers.

The Board noted that T-Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any) was reasonable relative to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	101

Disclosure of Investment Advisory Agreement (concluded)

The Board noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and Temp Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of these Funds increase above certain contractually specified levels.

The Board noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example, through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund, and in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon such Funds’ aggregate asset level.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of each Fund are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Funds for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	103

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

2	Date shown is the earliest date a person has served as a Trustee of the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	170 RICs consisting of 291 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	170 RICs consisting of 291 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

104	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Jeffery Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at BNY Mellon Investment Servicing (US) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	105

Officers and Trustees (concluded)

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Accounting Agent, Sub-Administrator and Transfer Agent

BNY Mellon Investment

Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

106	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained, upon request, by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s at website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2010	107

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-A-001/2010

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$20,900	$20,900	$0	$0	$6,100	$6,100	$215	$733
Federal Trust Fund	$20,900	$20,900	$0	$0	$6,100	$6,100	$145	$733
FedFund	$23,100	$23,100	$4,500	$4,500	$6,100	$6,100	$4,557	$733
MuniCash	$20,900	$20,900	$0	$0	$6,100	$6,100	$187	$733
MuniFund	$23,100	$23,100	$0	$0	$6,100	$6,100	$1,284	$733
New York Money Fund	$20,900	$20,900	$0	$0	$6,100	$6,100	$122	$733
TempCash	$23,100	$23,100	$0	$0	$6,100	$6,100	$2,524	$733
TempFund	$25,000	$30,100	$4,500	$4,500	$6,100	$6,100	$21,229	$733
T-Fund	$23,100	$23,100	$0	$0	$6,100	$6,100	$3,892	$733
Treasury Trust Fund	$23,100	$23,100	$0	$0	$6,100	$6,100	$1,347	$733

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$17,093	$409,333
Federal Trust Fund	$17,022	$409,333
FedFund	$25,934	$409,333
MuniCash	$17,064	$409,333
MuniFund	$18,161	$409,333
New York Money Fund	$16,999	$409,333
TempCash	$19,401	$409,333
TempFund	$42,606	$409,333
T-Fund	$20,769	$409,333
Treasury Trust Fund	$18,224	$409,333

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer of BlackRock Liquidity Funds

Date:	January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	January 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date:	January 5, 2011